SEMI-ANNUAL REPORT

and supplement to prospectus dated April 30, 1998



Deutsche Top 50 World

Deutsche Top 50 Europe

Deutsche Top 50 Asia

Deutsche Top 50 US

Class A Shares and Class B Shares



Deutsche Funds [logo]



                              PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the first Semi-Annual Report for Deutsche Top 50 World,

Deutsche Top 50 Europe, Deutsche Top 50 Asia and Deutsche Top 50 U.S.



On the following pages you will find complete financial information concerning your investment in the Deutsche Funds. Also included is a list of fund holdings,

and the fund's financial statements.



Please note that this report covers financial activity in the funds through

February 28, 1998.



We are very proud of the funds we offer. The Deutsche Portfolios, in which the

Deutsche Funds invest, are managed by Deutsche Fund Management, Inc., and are advised by the award-winning professionals at DWS International Portfolio

Management GmbH, and Deutsche Morgan Grenfell Investment Management Inc. These

funds are poised to take advantage of the dynamic changes occurring throughout the world, including Europe, Asia and U.S. markets.* The Deutsche Funds seek to provide you with a variety of ways to allocate assets within the international portion of your portfolio, while seeking to enable you to minimize risks that sometimes may be associated with international investing.



May I suggest that you take the time to review this report and familiarize yourself with your fund's strategy and holdings. We believe that the true measure of any fund's performance is over the longer term.



Thank you for selecting Deutsche Funds to pursue your financial goals. We are committed to providing quality investment products, coupled with our further commitment to the highest level of service possible.



Sincerely,



/s/ Brian Lee



Brian Lee

President

April 15, 1998



* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets structures may be less diverse and mature, and their political systems may be less stable. In addition, Asian and

  Pacific Rim countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes.





                     Statements of Assets and Liabilities



                             Deutsche Funds, Inc.

                         February 28, 1998 (unaudited)





                                                                                Deutsche     Deutsche     Deutsche       Deutsche

                                                                                 Top 50       Top 50       Top 50         Top 50

                                                                                 World        Europe        Asia            US

                                                                                ---------    ---------    ----------     ----------


Assets:

Investments in corresponding Deutsche Portfolios at value                        $ 36,079     $ 15,908     $  14,996     $1,038,124

-----------------------------------------------------------------------

Receivable from Manager for expense reimbursement                                  54,349       54,490        49,523         66,634

-----------------------------------------------------------------------

Deferred organization costs                                                        11,553       11,560        11,636         11,553

-----------------------------------------------------------------------          --------      -------     ---------      ---------

 Total assets                                                                     101,981       81,958        76,155      1,116,311

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Liabilities:

-----------------------------------------------------------------------

Service fees payable -- Class A                                                        20           13            11            364

-----------------------------------------------------------------------

Organization costs payable                                                         12,588       12,595        12,588         12,588

-----------------------------------------------------------------------

Accrued expenses and other liabilities                                             52,255       52,066        48,309         56,614

-----------------------------------------------------------------------          --------      -------     ---------      ---------

 Total liabilities                                                                 64,863       64,674        60,908         69,566

-----------------------------------------------------------------------          --------      -------     ---------      ---------

 Net assets                                                                      $ 37,118     $ 17,284     $  15,247     $1,046,745

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Net Assets Consist of:

-----------------------------------------------------------------------

Capital stock, $0.001 par value

 (authorized 10,000,000 shares for each Fund)                                           3            1             1             75

-----------------------------------------------------------------------

Paid-in capital                                                                    33,690       16,110        14,859        924,846

-----------------------------------------------------------------------

Undistributed (accumulated) net investment income (loss)                              115           (7)            1           (489)

-----------------------------------------------------------------------

Undistributed (accumulated) net realized gain (loss)

 on investments and foreign currency transactions                                     324           97          (661)         2,099

-----------------------------------------------------------------------

Net unrealized appreciation (depreciation)

 of investments and foreign currency                                                2,986        1,083         1,047        120,214

-----------------------------------------------------------------------          --------      -------     ---------      ---------

 Net assets                                                                      $ 37,118     $ 17,284     $  15,247     $1,046,745

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Computation of Net Asset Value, Redemption Price and Offering Price Per Share:

-----------------------------------------------------------------------

Net assets -- Class A                                                            $ 37,118     $ 17,284     $  15,247     $1,046,745

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Shares outstanding -- Class A                                                       2,756        1,291         1,304         75,089

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Net asset value and redemption price per share -- Class A                          $13.47       $13.39        $11.69         $13.94

-----------------------------------------------------------------------          --------      -------     ---------      ---------

Offering price per share -- Class A                                                $14.25       $14.17        $12.37         $14.75

-----------------------------------------------------------------------           --------      -------     ---------      ---------




The accompanying notes are an integral part of the Financial Statements.



                           Statements of Operations

                             Deutsche Funds, Inc.

                For the period from Commencement of Operations

                   through February 28, 1998(a) (unaudited)





                                                                                Deutsche     Deutsche     Deutsche       Deutsche

                                                                                 Top 50       Top 50       Top 50         Top 50

                                                                                 World        Europe        Asia            US

                                                                                ---------    ---------    ----------     ----------


Investment Income:

-----------------------------------------------------------------------

Investment Income and Expenses allocated from the corresponding

Deutsche Portfolios:

-----------------------------------------------------------------------

Dividend income                                                                  $    195     $     28     $      31     $    1,949

-----------------------------------------------------------------------

Less: foreign withholding taxes                                                        (1)          (3)           (2)            --

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Net dividend income                                                                 194           25            29          1,949

-----------------------------------------------------------------------

Interest income                                                                        52           53            44          1,344

-----------------------------------------------------------------------

Expenses                                                                             (966)      (1,347)         (209)       (15,936)

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Net investment loss allocated from the corresponding

Deutsche Portfolios                                                                  (720)      (1,269)         (136)       (12,643)

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Expenses:

-----------------------------------------------------------------------

Audit fees                                                                          2,055        2,055         1,891          2,055

-----------------------------------------------------------------------

Legal fees                                                                          2,055        2,055         1,891          2,055

-----------------------------------------------------------------------

Accounting fees                                                                     7,809        7,809         7,184          7,809

-----------------------------------------------------------------------

Directors' fees and expenses                                                        3,082        3,082         2,836          3,082

-----------------------------------------------------------------------

Administration fees                                                                     5            4             3            164

-----------------------------------------------------------------------

Insurance fees                                                                        452          452           415            452

-----------------------------------------------------------------------

Reports to Shareholders                                                             6,576        6,576         6,050          6,576

-----------------------------------------------------------------------

Transfer agent fees                                                                 5,686        5,407         5,392          5,884

-----------------------------------------------------------------------

Registration fees                                                                  20,630       20,630        18,978         20,630

-----------------------------------------------------------------------

Other expenses                                                                      4,109        4,110         3,783          4,108

-----------------------------------------------------------------------

Amortization of organization costs                                                  1,035        1,035           952          1,035

-----------------------------------------------------------------------

Service fees -- Class A                                                                20           13            11            630

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Total expenses                                                                   53,514       53,228        49,386         54,480

-----------------------------------------------------------------------

Less: Expense reimbursement                                                       (54,349)     (54,490)      (49,523)       (66,634)

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Net expenses                                                                       (835)      (1,262)         (137)       (12,154)

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

   Net investment income (loss)                                                       115           (7)            1           (489)

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Net Realized and Unrealized Gain (Loss) on Investments and Foreign

Currency allocated from the corresponding Deutsche Portfolios:

-----------------------------------------------------------------------

Net realized gain (loss) on:

-----------------------------------------------------------------------

  Investments                                                                         335           14          (644)         2,099

-----------------------------------------------------------------------

  Foreign currency transactions                                                       (11)          83           (17)            --

-----------------------------------------------------------------------

Net change in unrealized appreciation/depreciation on:

-----------------------------------------------------------------------

  Investments                                                                       2,986        1,083         1,028        120,214

-----------------------------------------------------------------------

  Foreign currency                                                                     --           --            19             --

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Net Realized and Unrealized Gain (Loss) on Investments and Foreign

   Currency from the corresponding Deutsche Portfolios                              3,310        1,180           386        122,313

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

    Net Increase (Decrease) in Net Assets Resulting from Operations              $  3,425     $  1,173     $     387     $  121,824

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------



(a) Commencement of operations:                                                   10/2/97      10/2/97      10/14/97        10/2/97




The accompanying notes are an integral part of the Financial Statements.





                      Statements of Changes in Net Assets

                             Deutsche Funds, Inc.

                For the period from Commencement of Operations

                   through February 28, 1998(a) (unaudited)





                                                                                Deutsche     Deutsche     Deutsche       Deutsche

                                                                                 Top 50       Top 50       Top 50         Top 50

                                                                                 World        Europe        Asia            US

                                                                                ---------    ---------    ----------     ----------


Increase (Decrease) in Net Assets:

-----------------------------------------------------------------------

Operations--

-----------------------------------------------------------------------

Net investment income (loss)                                                     $    115     $     (7)    $       1     $     (489)

-----------------------------------------------------------------------

Net realized gain (loss) on investments and foreign currency transactions             324           97          (661)         2,099

-----------------------------------------------------------------------

Net change in unrealized appreciation/depreciation

 on investments and foreign currency                                                2,986        1,083         1,047        120,214

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Net increase (decrease) in net assets resulting from operations                     3,425        1,173           387        121,824

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Capital Share Transactions: Class A

-----------------------------------------------------------------------

Net proceeds from shares sold                                                      25,299        5,000         6,672        913,810

-----------------------------------------------------------------------

Net cost of shares redeemed                                                        (2,718)          --        (2,923)            --

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Net increase in net assets resulting from capital share transactions               22,581        5,000         3,749        913,810

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Total increase (decrease) in net assets                                          26,006        6,173         4,136      1,035,634

-----------------------------------------------------------------------

Net Assets:

-----------------------------------------------------------------------

Beginning of period                                                                11,112       11,111        11,111         11,111

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

End of period(b)                                                                 $ 37,118     $ 17,284     $  15,247     $1,046,745

-----------------------------------------------------------------------          ---------    ---------    ----------     ---------

Capital Shares -- Class A

-----------------------------------------------------------------------

Shares outstanding, beginning of period                                               889          889           889            889

-----------------------------------------------------------------------

Shares sold                                                                         2,073          402           677         74,200

-----------------------------------------------------------------------

Shares redeemed                                                                      (206)          --          (262)            --

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Capital shares outstanding, end of period                                         2,756        1,291         1,304         75,089

-----------------------------------------------------------------------          ---------    ---------    ----------     ---------



(a) Commencement of operations:                                                   10/2/97      10/2/97      10/14/97        10/2/97

(b) Including undistributed (accumulated) net investment income (loss).          $    115     $     (7)    $       1     $     (489)




The accompanying notes are an integral part of the Financial Statements.



                             Financial Highlights

                             Deutsche Funds, Inc.

            For the period from Commencement of Operations through

                       February 28, 1998 (a) (unaudited)



Selected data for a Class A share of common stock outstanding throughout the period.





                                                                                Deutsche     Deutsche     Deutsche       Deutsche

                                                                                 Top 50       Top 50       Top 50         Top 50

                                                                                 World        Europe        Asia            US

                                                                                ---------    ---------    ----------     ----------


Net asset value at beginning of period                                             $12.50       $12.50        $12.50         $12.50

-----------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------

  Net investment income (loss)                                                       0.04        (0.01)           --          (0.01)

-----------------------------------------------------------------------

  Net realized and unrealized gain (loss) on

   investments and foreign currency                                                  0.93         0.90         (0.81)          1.45

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

  Increase (decrease) from investment operations                                     0.97         0.89         (0.81)          1.44

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Net asset value at end of period                                                   $13.47       $13.39        $11.69         $13.94

-----------------------------------------------------------------------         ---------    ---------    ----------     ----------

Total Return (based on net asset value)(c)*                                          7.76%        7.12%       (6.48)%         11.52%

-----------------------------------------------------------------------

Ratios and Supplemental Data

-----------------------------------------------------------------------

  Net assets, end of period (000's)                                              $     37     $     17     $      15     $    1,047

-----------------------------------------------------------------------

  Ratios to average net assets

-----------------------------------------------------------------------

  Expenses(b)**                                                                      1.60%        1.60%         1.60%          1.50%

-----------------------------------------------------------------------

  Net investment income (loss)(b)**                                                  1.39%      (0.13)%         0.02%        (0.19)%

-----------------------------------------------------------------------



  (a) Commencement of operations:                                                 10/2/97      10/2/97      10/14/97        10/2/97



  (b) Includes the Fund's allocated portion of the corresponding Deutsche Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:

          Expenses to average net assets**                                         659.25%    1,024.42%     1,113.74%        27.64%

          Net investment income to average net assets**                           (656.27)%  (1,022.96)%   (1,112.10)%      (26.34)%



  (c) Total Return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at net asset value at commencement of operations and a sale on the last day of the period, also at net asset value.

      During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.


*  Not annualized

** Annualized



The accompanying notes are an integral part of the Financial Statements.





                         Notes to Financial Statements

                             Deutsche Funds, Inc.

                               February 28, 1998



Note 1 -- Organization



Deutsche Funds, Inc. (the "Company")  was incorporated in Maryland on May 22,

1997 and is registered under the Investment Company Act of 1940, as amended (the

"1940 Act"), as an open-end management investment company. The Company currently consists of eleven separate investment series (each a "Fund" and collectively the "Funds"). The accompanying financial statements and notes thereto relate to four of these Funds: Deutsche Top 50 World ("Top 50 World"); Deutsche Top 50

Europe ("Top 50 Europe"); Deutsche Top 50 Asia ("Top 50 Asia"); and Deutsche Top

50 US ("Top 50 US").



Each of the Funds will seek to achieve their respective investment objective by investing substantially all of their assets in the corresponding portfolio of

Deutsche Portfolios (the "Portfolio Trust") having substantially the same investment objective of each of the respective Funds. The Portfolio Trust is an open-end management investment company and is comprised of ten portfolios (each a "Portfolio"). The financial statements of four of the Portfolios, including their portfolio of investments, are included elsewhere within this report and should be read in conjuction with each Fund's financial statements.



The Company has not retained the services of an investment adviser since the

Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio of the Portfolio Trust. Each

Portfolio is managed by Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. Federated Services Company serves as

Administrator to the Funds and Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent to the Funds. Edgewood Services,

Inc. ("Edgewood") serves as distributor to the Funds (the "Distributor").



Each Fund recognizes daily a pro-rata portion of its corresponding Portfolio's income and expenses, including fees paid to DFM and the amortization of organization expenses. Each Fund offers two classes of shares to investors,

Class A and Class B. Both Class A Shares and Class B Shares are subject to a

Service Plan and Class B Shares are also subject to a Distribution Plan. Each

Class will bear its respective portion of the expenses under the Service and

Distribution Plans. The Funds commenced operations in October  1997.  As of

February 28, 1998, only Class A Shares have been sold to the public.



Note 2 -- Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:



Investment Valuation



The value of a Fund's investment in the Portfolio included in the accompanying

Statements of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (percentages as of

February 28, 1998 are listed below). Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.



Fund             Percentage   Portfolio

Top 50 World           0.40%  Top 50 World Portfolio (US Dollar)

Top 50 Europe          0.20%  Top 50 Europe Portfolio (US Dollar)

Top 50 Asia            0.05%  Top 50 Asia Portfolio (US Dollar)

Top 50 US             14.74%  Top 50 US Portfolio (US Dollar)



From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investments activities of these shareholders could have a material impact on the Funds and Portfolios.



Investment Income, Expense, Realized and Unrealized Gains and Losses



The Funds record their proportionate share of the investment income, expense,

realized and unrealized gains and losses recorded by the Portfolios on a daily basis. The investment income, expense, realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.  The Company accounts separately for the assets,

liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than class specific expenses, realized and unrealized gains and losses) are further allocated to each class of shares based on their relative net asset values of each Fund.



Federal Income Taxes



Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended.

Accordingly, each Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains,

each Fund would not be subject to U.S. Federal excise tax.



Distributions to Shareholders



Dividends from net investment income of all Funds are declared and paid at least annually. Capital gains of each Fund, if any, are distributed at least annually.

Dividends and capital gains distributions are distributed in U.S. dollars. The

Funds record all dividend distributions to shareholders on ex-dividend date.



Deferred Organization Costs



Organization expenses incurred in connection with the organization and initial registration of the Company were paid initially by DFM and will be reimbursed by the Funds. Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the

Funds. The amount paid by each Fund on any redemption by Edgewood (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Funds.



Note 3 -- Significant Agreements and Transactions with Affiliates



The Company has retained the services of Federated Services Company as

Administrator. Under the Administration Agreement, Federated Services Company

will assist in the operations of the Funds subject to the direction and control of the Board of Directors of the Company. For its services, Federated Services

Company receives a fee from each Fund, which is computed daily and paid monthly,

at an annual rate of 0.065% of the average daily net assets of each Fund up to

$500 million and 0.05% of such assets in excess of $500 million for the Fund's then current fiscal year subject to a minimum of $75,000 for the first year and

$125,000 for the second year.



The Company has entered into a distribution agreement with Edgewood. Edgewood will serve as principal distributor for shares of each Fund. Pursuant to the

Service and Distribution Plans, Class B Shares of the Funds are subject to the

Distribution Plan and Class A Shares and Class B Shares of the Funds are subject to the Service Plan. Under the Distribution Plan, Class B Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund represented by Class B Shares to finance activity that is principally intended to result in the sale of Class B

Shares of the Fund. Under the Service Plan, each Fund pays to DFM, for the provision of certain services to the holders of Class A Shares and Class B

Shares, a fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of Shares.



Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for each Fund. Federated Services Company and Federated

Shareholder Services Company are both affiliated with Edgewood Services Inc. IBT

Fund Services (Canada) Inc. will provide fund accounting services to the Funds.



Expense Reimbursements



DFM has voluntarily agreed that it will reimburse each Fund through at least

August 31, 1998, to the extent necessary to maintain each Fund's total operating expenses (which includes expenses of the Fund and its pro-rata portion of expenses of the corresponding Portfolio), at not more than 1.60% of the average daily net assets of Class A Shares of the Funds, with the exception of Deutsche

Top 50 US for which DFM has voluntarily agreed to maintain its expenses at 1.50%

of average daily net assets for Class A.





                           Portfolio of Investments



                      Top 50 World Portfolio (US Dollar)

                         February 28, 1998 (unaudited)





                                                                                                           Value

      Shares                                                                                              (Note 2)

-------------------           ---------------------------------------------------------------------      ------------


   Common Stocks -- 93.9%

       France -- 7.2%

              1,800                Axa-UAP                                                                $   174,332

              1,400                Elf-Aquitaine                                                              159,533

                310                L'OREAL                                                                    139,771

                410                LVMH Co.                                                                    82,519

                800                Total SA-B shares                                                           87,873

                                                                                                         -------------

                                       Total                                                                  644,028

                                                                                                         -------------

Germany -- 6.4%

---------------------------------------------------------------------------------------------------

              3,800                Bayer AG                                                                   160,267

              2,400                Daimler-Benz AG                                                            196,620

              1,000                Hoechst AG                                                                  38,757

              1,600                Schering AG                                                                179,861

                                                                                                         -------------

                                       Total                                                                  575,505

                                                                                                         -------------

Hong Kong -- 1.0%

---------------------------------------------------------------------------------------------------

              3,200                HSBC Holdings Plc                                                          92,580

                                                                                                         -------------

Italy -- 1.0%

---------------------------------------------------------------------------------------------------

             16,000                ENI SpA                                                                    93,716

                                                                                                         -------------

Japan -- 5.0%

---------------------------------------------------------------------------------------------------------------------

              5,300                Canon, Inc.                                                               121,467

             18,000                Fujitsu Ltd.                                                              202,696

              1,400                Sony Corp.                                                                126,566

                                                                                                         -------------

                                       Total                                                                 450,729

                                                                                                         -------------

Netherlands -- 5.0%

---------------------------------------------------------------------------------------------------

              7,900                Elsevier                                                                  148,820

              2,700                Royal Dutch Petroleum Co.                                                 147,831

              2,300                Unilever NV                                                               148,213

                                                                                                         -------------

                                       Total                                                                 444,864

                                                                                                         -------------

Singapore -- 3.2%

---------------------------------------------------------------------------------------------------

             39,100                Singapore Airlines Ltd.                                                   289,540

                                                                                                         -------------

Switzerland -- 5.9%

---------------------------------------------------------------------------------------------------

                 90                Nestle                                                                    157,776

                 74                Novartis AG                                                               135,128

                 20                Roche Holding AG                                                          234,379

                                                                                                         -------------

                                      Total                                                                  527,283

                                                                                                         -------------

United Kingdom -- 4.4%

---------------------------------------------------------------------------------------------------

               4,661               British Petroleum Co. Plc                                                  64,180

               5,700               Glaxo Wellcome Plc                                                        162,371

              17,073               Reuters Group Plc                                                         171,876

                                                                                                         -------------

                                      Total                                                                  398,427

                                                                                                         -------------

United States -- 54.8%

---------------------------------------------------------------------------------------------------

               4,400               Abbott Laboratories                                                       329,175

               1,500               Bristol-Myers Squibb Co.                                                  150,281

                 800               Chevron Corp.                                                              64,900

               4,950               Cisco Systems, Inc.                                                       326,081

               2,500               Citicorp                                                                  331,250

               3,800               Colgate-Palmolive Co.                                                     308,513

               2,900               Eastman Kodak Co.                                                         190,313

                 900               Exxon Corp.                                                                57,488

               2,200               Gillette Co.                                                              237,325

               4,600               Intel Corp.                                                               412,562

               1,500               International Business Machines Corp.                                     156,656

                 900               Lucent Technologies, Inc.                                                  97,538

               3,000               McDonald's Corp.                                                          164,250

               6,300               Medtronic, Inc.                                                           334,688

               1,300               Merck & Co., Inc.                                                         165,831

               3,300               Microsoft Corp.                                                           279,675

               2,000               Mobil Corp.                                                               144,875

               1,500               Monsanto Co.                                                               76,313

               6,500               Philip Morris Co., Inc.                                                   282,344

               2,000               Schlumberger Ltd.                                                         150,750

               1,200               Texaco, Inc.                                                               66,975

               3,600               The Boeing Co.                                                            195,300

               2,700               The Coca-Cola Co.                                                         185,456

               1,700               The Procter & Gamble Co.                                                  144,394

                 500               The Walt Disney Co.                                                        55,969

                                                                                                         -------------

                                        Total                                                              4,908,902

                                                                                                         -------------

                                        Total Common Stocks (Cost $7,820,378)                              8,425,574

                                                                                                         -------------

Preferred Stocks -- 1.1%

---------------------------------------------------------------------------------------------------

Germany -- 1.1%

---------------------------------------------------------------------------------------------------

                 250               SAP AG                                                                    103,096

                                                                                                         -------------

                                      Total Preferred Stocks (Cost $88,019)                                  103,096

                                                                                                         -------------

                                      Total Investments -- 95.0% (Cost -- $7,908,397)                      8,528,670

                                      Other Assets in excess of liabilities -- 5.0%                          444,546

                                                                                                         -------------

                                      Total Net Assets -- 100.0%                                         $ 8,973,216


The accompanying notes are an integral part of the Financial Statements.





                           Portfolio of Investments



                      Top 50 Europe Portfolio (US Dollar)

                         February 28, 1998 (unaudited)





                                                                                                           Value

      Shares                                                                                              (Note 2)

-------------------           ---------------------------------------------------------------------      ------------


   Common Stocks -- 88.8%

Austria -- 2.7%

---------------------------------------------------------------------------------------------------

              3,000                Bank Austria AG                                                       $   204,178

                                                                                                         -------------

Denmark -- 1.9%

---------------------------------------------------------------------------------------------------

              1,870                Coloplast AS B                                                            147,421

                                                                                                         -------------

France -- 10.8%

---------------------------------------------------------------------------------------------------

              1,550                Axa-UAP                                                                   150,118

                 70                Carrefour Supermarche SA                                                   42,059

              1,100                Compagnie Generale des Eaux                                               173,279

              1,300                Elf-Aquitaine                                                             148,138

                180                L'Air Liquide                                                              29,124

                 40                Rexel SA                                                                   13,484

              1,200                Schneider SA                                                               74,784

                980                Synthelabo                                                                136,973

                530                Total SA-B shares                                                          58,216

                                                                                                         -------------

                                      Total                                                                  826,175

                                                                                                         -------------

Germany -- 39.7%

---------------------------------------------------------------------------------------------------

              3,002                Altana AG                                                                 239,993

              2,582                BASF AG                                                                    94,022

              4,261                Bayer AG                                                                  179,709

                 70                Buderus AG                                                                 31,568

              1,013                Deutsche Pfandbrief-und Hypothekenbank AG                                  76,791

              1,436                Duerr AG                                                                   48,293

              1,872                Fresenius Medical Care AG                                                 131,484

              4,265                Gehe AG                                                                   225,730

              9,702                Hoechst AG                                                                376,024

                454                Mannesmann AG                                                             272,823

                559                Rhoen-Klinikum AG                                                          57,014

              1,174                SAP AG                                                                    446,597

              1,767                Schering AG                                                               198,633

              1,708                SGL Carbon AG                                                             202,453

              3,993                Siemens AG                                                                245,786

              3,162                Veba AG                                                                   212,241

                                                                                                         -------------

                                      Total                                                                3,039,161

                                                                                                         -------------

Italy -- 1.9%

---------------------------------------------------------------------------------------------------

             24,900                ENI SpA                                                                   145,846

                                                                                                         -------------

Netherlands -- 6.8%

---------------------------------------------------------------------------------------------------

              6,620                Elsevier                                                                  124,706

              2,720                International Nederlanden Groep                                           144,134

              1,465                Koninklijke Ahold NV                                                       44,873

              1,206                Unilever NV                                                                77,715

                840                Wolters Kluwer NV                                                         129,920

                                                                                                         -------------

                                      Total                                                                  521,348

                                                                                                         -------------

Norway -- 1.6%

---------------------------------------------------------------------------------------------------

             4,800                 Tomra Systems ASA                                                         120,044

                                                                                                         -------------

Sweden -- 6.8%

---------------------------------------------------------------------------------------------------

              3,980                AGA AB-A                                                                   54,735

              1,660                AGA AB-B                                                                   20,963

              7,340                Astra AB-A                                                                148,213

              6,230                Getinge Indutrier AB-B                                                    111,388

              1,630                Hoganas AB-B                                                               54,007

              1,460                Securitas AB-B                                                             44,267

              1,900                Telefonaktiebolaget LM Ericsson                                            86,472

                                                                                                         -------------

                                      Total                                                                  520,045

                                                                                                         -------------

Switzerland -- 10.5%

---------------------------------------------------------------------------------------------------

                780                Credit Suisse Group                                                       140,996

                105                Novartis AG                                                               191,736

                 33                Roche Holding AG                                                          386,726

                 41                Schweizerische Rueckversicherungs-Gesellschaft                             86,503

                                                                                                         -------------

                                      Total                                                                   805,961

                                                                                                         -------------

United Kingdom -- 6.1%

---------------------------------------------------------------------------------------------------

               4,000               British Airport Authority Plc                                              37,404

               6,200               Lloyds TSB Group Plc                                                       93,343

              22,900               Rentokil Initial Plc                                                      113,153

               4,600               Reuters Group Plc                                                          46,309

               8,600               Siebe Plc                                                                 177,948

                                                                                                         -------------

                                      Total                                                                  468,157

                                                                                                         -------------

                              Total Common Stocks  (Cost -- $6,321,358)                                    6,798,336

                                                                                                         -------------

Preferred Stocks -- 5.0%

---------------------------------------------------------------------------------------------------

Germany

---------------------------------------------------------------------------------------------------

               1,125               Fresenius AG                                                              226,383

                 196               Rhoen-Klinikum AG                                                          19,775

                 336               SAP AG                                                                    138,560

                                      Total                                                                  384,718

                                                                                                         -------------

                                      Total Preferred Stocks (Cost -- $331,554)                              384,718

                                                                                                         -------------

                                      Total Investments -- 93.8% (Cost -- $6,652,912)                      7,183,054

                                      Other Assets in excess of liabilities -- 6.2%                          476,946

                                                                                                         -------------

                                      Total Net Assets -- 100.0%                                         $ 7,660,000

                                                                                                         -------------


The accompanying notes are an integral part of the Financial Statements.



                           Portfolio of Investments

                       Top 50 Asia Portfolio (US Dollar)

                         February 28, 1998 (unaudited)





                                                                                                           Value

      Shares                                                                                              (Note 2)

-------------------           ---------------------------------------------------------------------      ------------


Common Stocks -- 98.6%

---------------------------------------------------------------------------------------------------

Australia -- 2.6%

---------------------------------------------------------------------------------------------------

             18,000           Amatil Ltd. Coca Cola                                                      $   154,483

             36,000           Australia & New Zealand Banking Group Ltd.                                     246,684

             18,000           Broken Hill Proprietary Co., Ltd.                                              177,075

             30,000           Woodside Petroleum Ltd.                                                        183,996

                                                                                                         -------------

                                  Total                                                                      762,238

                                                                                                         -------------

Hong Kong -- 17.5%

---------------------------------------------------------------------------------------------------

          1,200,000           Cathay Pacific Airways                                                       1,030,675

            120,000           Cheung Kong Holdings Ltd.                                                      840,814

            300,000           Cheung Kong Infrastructure Holdings                                            924,120

             36,000           HSBC Holdings Plc                                                            1,041,524

            180,000           Sun Hung Kai Properties Ltd.                                                 1,348,402

                                                                                                         -------------

                                  Total                                                                    5,185,535

                                                                                                         -------------

India -- 1.9%

---------------------------------------------------------------------------------------------------

             20,000           Dr. Reddy's Laboratories Ltd. -- GDR                                           220,000

             12,000           ITC Ltd. -- GDR                                                                333,000

                                                                                                         -------------

                                  Total                                                                      553,000

                                                                                                         -------------

Indonesia -- 5.5%

---------------------------------------------------------------------------------------------------

            600,000           HM Sampoerna                                                                   341,899

            555,000           PT Gudang Garam                                                                685,223

          1,550,000           PT Telekomunikasi Indonesia                                                    606,145

                                                                                                         -------------

                                  Total                                                                    1,633,267

                                                                                                         -------------

Japan -- 19.5%

---------------------------------------------------------------------------------------------------

             19,000           Bridgestone Corp.                                                              438,462

              8,000           Canon, Inc.                                                                    183,347

             90,000           Fujitsu Ltd.                                                                 1,013,481

             53,000           Minebea Co., Ltd.                                                              588,376

                 60           Nippon Telephone & Telegraph                                                   551,943

             70,000           Nomura Securities Co., Ltd.                                                    965,900

              4,000           Sankyo Co., Ltd.                                                               107,534

             26,000           Shiseido Co.                                                                   327,835

             13,000           Sony Corp.                                                                   1,175,236

             18,000           TERUMO Corp.                                                                   254,084

              6,000           Toyota Motor Co.                                                               166,059

                                                                                                         -------------

                                  Total                                                                    5,772,257

                                                                                                         -------------

Korea -- 9.2%

---------------------------------------------------------------------------------------------------

               8,000          Korea Electric Power Corp. -- ADR                                               85,500

              56,780          Korea Electric Power Corp.                                                     757,994

              10,000          LG Electronics -- GDR                                                           30,000

              40,830          LG Electronics                                                                 615,029

               6,390          Pohang Iron & Steel Co., Ltd.                                                  304,043

              16,000          Samsung Display Devices Co.                                                    930,802

                                                                                                         -------------

                                  Total                                                                    2,723,368

                                                                                                         -------------

Malaysia -- 4.9%

---------------------------------------------------------------------------------------------------

             149,000          Malaysian Oxygen Bhd.                                                          427,442

             620,000          Nylex (Malaysia) Bhd.                                                          332,233

             193,400          O.Y.L. Industries Bhd.                                                         690,901

                                                                                                         -------------

                                  Total                                                                    1,450,576

                                                                                                         -------------

Philippines -- 5.0%

---------------------------------------------------------------------------------------------------

             950,000          Ayala Corp.                                                                    447,832

             233,000          Benpres Holdings Corp.                                                         757,250

             160,000          San Miquel Corp. B                                                             265,493

                                                                                                         -------------

                                  Total                                                                    1,470,575

                                                                                                         -------------

Singapore -- 20.4%

---------------------------------------------------------------------------------------------------

             160,000          Cerebos Pacific Ltd.                                                           440,358

             200,000          City Developments                                                              907,127

             680,000          DBS Land Ltd.                                                                1,053,255

             114,000          Development Bank of Singapore                                                  893,428

             110,000          Fraser & Neave Ltd.                                                            481,950

             270,000          GP Batteries International Ltd.                                                874,730

             200,000          Singapore Airlines Ltd.                                                      1,481,024

                                                                                                         -------------

                                  Total                                                                    6,131,872

                                                                                                         -------------

Taiwan -- 9.1%

---------------------------------------------------------------------------------------------------

              50,000          Acer, Inc. -- GDR                                                              587,500

              20,000          Asustek Computer Inc. -- GDR                                                   490,000

               2,200          China Steel Corp. -- GDR -- 144A                                                30,195

               3,000          President Enterprises Corp. -- GDR                                              36,000

              53,800          Taiwan Semiconductor Manufacturing Co., Ltd. -- ADR                          1,543,388

                                                                                                         -------------

                                  Total                                                                    2,687,083

                                                                                                         -------------

United Kingdom -- 3.0%

---------------------------------------------------------------------------------------------------

              61,000          Standard Chartered Plc.                                                        880,725

                                                                                                         -------------

                                  Total Common Stocks (Cost -- $26,745,221)                               29,250,496

                                                                                                         -------------

Convertible Preferred Stocks -- 0.5%

---------------------------------------------------------------------------------------------------

Australia

---------------------------------------------------------------------------------------------------

               5,000          National Australia Bank Ltd.                                                   142,813

                                                                                                         -------------

                                  Total Convertible Preferred Stocks (Cost -- $138,425)                      142,813

                                                                                                         -------------

                                  Total Investments -- 99.1% (Cost -- $26,883,646)                        29,393,309

                                  Other Assets in excess of liabilities -- 0.9%                              259,791

                                                                                                         -------------

                                  Total Net Assets -- 100.0%                                             $29,653,100

                                                                                                         -------------


Notes to the Portfolio of Investments:



ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

144A -- Securities restricted for resale to qualified Institutional Buyers.



The accompanying notes are an interal part of the Financial Statements.





                           Portfolio of Investments

                        Top 50 US Portfolio (US Dollar)

                         February 28, 1998 (unaudited)





                                                                                                           Value

      Shares                                                                                              (Note 2)

-------------------           ---------------------------------------------------------------------      ------------


Common Stocks -- 77.3%

---------------------------------------------------------------------------------------------------

Aerospace & Defense -- 1.3%

---------------------------------------------------------------------------------------------------

              1,750           The Boeing Co.                                                              $    94,938

                                                                                                         -------------

Banking -- 3.9%

---------------------------------------------------------------------------------------------------

                960           Citicorp                                                                        127,200

              1,120           Household International, Inc.                                                   145,460

                                                                                                         -------------

                              Total                                                                           272,660

                                                                                                         -------------

Beverages, Food & Tobacco -- 5.3%

---------------------------------------------------------------------------------------------------

              1,620           Campbell Soup Co.                                                                94,061

              2,500           PepsiCo, Inc.                                                                    91,406

              2,480           Philip Morris Co., Inc.                                                         107,725

              1,180           The Coca-Cola Co.                                                                81,051

                                                                                                         -------------

                                   Total                                                                      374,243

                                                                                                         -------------

Building Materials -- 2.5%

---------------------------------------------------------------------------------------------------

              2,740           Home Depot, Inc.                                                                174,846

                                                                                                         -------------

Chemicals -- 1.4%

---------------------------------------------------------------------------------------------------

              1,950           Monsanto Co.                                                                     99,206

                                                                                                         -------------

Commercial Services -- 3.4%

---------------------------------------------------------------------------------------------------

              3,700           Cendant Corp.                                                                   138,750

              2,640           Service Corp. International                                                      99,990

                                                                                                         -------------

                                   Total                                                                      238,740

                                                                                                         -------------

Communications -- 1.9%

---------------------------------------------------------------------------------------------------

              1,220           Lucent Technologies, Inc.                                                       132,218

                                                                                                         -------------

Computer Software & Processing -- 6.7%

---------------------------------------------------------------------------------------------------

              2,750           Cognizant Corp.                                                                 137,328

              1,750           First Data Corp.                                                                 59,500

              1,970           HBO & Co.                                                                       106,626

              2,000           Microsoft Corp.                                                                 169,500

                                                                                                         -------------

                                   Total                                                                      472,954

                                                                                                         -------------

Computers & Information -- 6.6%

---------------------------------------------------------------------------------------------------

              1,400           Cisco Systems, Inc.                                                              92,225

              3,430           EMC Corp.                                                                       131,198

              1,820           Hewlett-Packard Co.                                                             121,940

              2,320           Symbol Technologies, Inc.                                                       118,465

                                                                                                         -------------

                                   Total                                                                      463,828

                                                                                                         -------------

Cosmetics & Personal Care  -- 4.5%

---------------------------------------------------------------------------------------------------

              1,780           Estee Lauder Co. Class A                                                       104,130

              1,060           Gillette Co.                                                                   114,348

              1,150           The Procter & Gamble Co.                                                        97,678

                                                                                                         -------------

                                   Total                                                                     316,156

                                                                                                         -------------

Electric Utilities -- 1.4%

---------------------------------------------------------------------------------------------------

              2,300           AES Corp.                                                                      101,200

                                                                                                         -------------

Electrical Equipment -- 4.0%

---------------------------------------------------------------------------------------------------

              1,670           General Electric Co.                                                           129,843

              1,710           Xerox Corp.                                                                    151,656

                                                                                                         -------------

                                   Total                                                                     281,499

                                                                                                         -------------

Electronics -- 1.1%

---------------------------------------------------------------------------------------------------

                880           Intel Corp.                                                                     78,925

                                                                                                         -------------

Entertainment & Leisure -- 1.7%

---------------------------------------------------------------------------------------------------

              1,100           The Walt Disney Co.                                                             123,131

                                                                                                         -------------

Financial Services -- 1.4%

---------------------------------------------------------------------------------------------------

              1,590           Federal National Mortgage Association                                           101,462

                                                                                                         -------------

Health Care Providers --  0.9%

---------------------------------------------------------------------------------------------------

              2,230           HEALTHSOUTH Corp.                                                                60,210

                                                                                                         -------------

Heavy Machinery -- 0.7%

---------------------------------------------------------------------------------------------------

              1,400           U.S. Filter Corp.                                                                47,513

                                                                                                         -------------

Household Products -- 0.7%

---------------------------------------------------------------------------------------------------

              1,250           Corning, Inc.                                                                    50,781

                                                                                                         -------------

Insurance -- 8.3%

---------------------------------------------------------------------------------------------------

              1,170           American International Group, Inc.                                              140,619

              1,200           Chubb Corp.                                                                      95,775

                425           General Re Corp.                                                                 90,525

              2,620           Hartford Life, Inc. Class A                                                     112,824

              1,600           Marsh & McLennan Co., Inc.                                                      138,700

                                                                                                         -------------

                                   Total                                                                      578,443

                                                                                                         -------------

Medical Supplies -- 4.4%

---------------------------------------------------------------------------------------------------

              1,320           Johnson & Johnson                                                                99,660

              1,910           Medtronic, Inc.                                                                 101,469

              1,470           The Perkin-Elmer Corp.                                                          107,586

                                                                                                         -------------

                                   Total                                                                      308,715

                                                                                                         -------------

Metals -- 1.4%

---------------------------------------------------------------------------------------------------

              1,300           Aluminum Company of America                                                      95,388

                                                                                                         -------------

Oil & Gas -- 3.2%

---------------------------------------------------------------------------------------------------

              4,510           Newpark Resources, Inc.                                                          86,818

              1,870           Schlumberger Ltd.                                                               140,951

                                                                                                         -------------

                                   Total                                                                      227,769

                                                                                                         -------------

Pharmaceuticals -- 4.9%

---------------------------------------------------------------------------------------------------

              1,180           Abbott Laboratories                                                              88,279

              1,140           Merck & Co., Inc.                                                               145,421

              1,250           Pfizer, Inc.                                                                    110,625

                                                                                                         -------------

                                   Total                                                                      344,325

                                                                                                         -------------

Retailers -- 4.6%

---------------------------------------------------------------------------------------------------

              3,200           AutoZone, Inc.                                                                   96,800

              5,680           Staples, Inc.                                                                   119,990

              2,370           Wal-Mart Stores, Inc.                                                           109,761

                                                -------------

                                   Total                                                                          326,551

                                                                                                            -------------

Telephone Systems -- 1.1%

---------------------------------------------------------------------------------------------------

              1,270           AT & T Corp.                                                                $    77,308

                                                                                                         -------------

                                   Total Investments -- 77.3% (Cost -- $4,886,143)                          5,443,009

                                   Other Assets in excess of liabilities -- 22.7%                           1,597,809

                                                                                                         -------------

                                   Total Net Assets -- 100.0%                                             $ 7,040,818

                                                                                                         -------------




The accompanying notes are an integral part of the Financial Statements.





                     Statements of Assets and Liabilities

                              Deutsche Portfolios

                         February 28, 1998 (unaudited)







                                                                        Top 50 World   Top 50 Europe    Top 50 Asia     Top 50 US

                                                                           Portfolio      Portfolio       Portfolio      Portfolio

                                                                          (US Dollar)    (US Dollar)     (US Dollar)    (US Dollar)

                                                                        -------------  -------------    ------------    -----------


Assets:

Investments, at value                                                     $8,528,670     $ 7,183,054     $29,393,309    $5,443,009

Cash                                                                         226,812         399,719         837,139       615,628

Foreign currency                                                                  --              --             514            --

Dividends receivable                                                          35,211           7,932           3,585         1,997

Interest receivable                                                            1,351             867           5,349         1,897

Receivable from

 transactions in Investors'

 Beneficial Interest                                                       1,045,466       1,099,591       1,110,616     1,071,470

Deferred organization costs                                                   60,494          60,494          60,927        60,494

                                                                        -------------  -------------    ------------    -----------

      Total assets                                                         9,898,004       8,751,657      31,411,439     7,194,495

                                                                        -------------  -------------    ------------    -----------

Liabilities:

Payable for investments  purchased                                           756,276         927,610       1,496,641            --

Payable for transactions in  Investors' Beneficial  Interest                      --              --          64,594            --

Investment management fees payable                                            24,276          19,927          58,531        13,124

Organization expenses payable                                                 65,912          65,912          65,912        65,912

Accrued expenses and other liabilities                                        78,324          78,208          72,661        74,641

                                                                        -------------  -------------    ------------    -----------

       Total liabilities                                                     924,788       1,091,657       1,758,339       153,677

                                                                        -------------  -------------    ------------    -----------

       Net assets                                                         $8,973,216     $ 7,660,000     $29,653,100    $7,040,818

Net Assets:

Applicable to Investors' Beneficial Interests                             $8,973,216     $ 7,660,000     $29,653,100    $7,040,818



Cost of investments                                                       $7,908,397     $ 6,652,912     $26,883,646    $4,886,143

Cost of foreign currency                                                          --              --     $       499            --




The accompanying notes are an integral part of the Financial Statements.



                           Statements of Operations

      Deutsche Portfolios For the period from Commencement of Operations through February 28, 1998(a) (unaudited)





                                                                         Top 50 World    Top 50 Europe    Top 50 Asia     Top 50 US

                                                                           Portfolio       Portfolio       Portfolio      Portfolio

                                                                          (US Dollar)     (US Dollar)     (US Dollar)    (US Dollar)

                                                                         -------------   -------------   -------------  ------------


Investment Income:

Dividend income                                                           $   48,002     $    12,577     $    37,627    $   12,083

Less: foreign withholding

 taxes                                                                          (440)         (1,424)         (2,733)           --

                                                                         -------------   -------------   -------------  ------------

Net dividend income                                                           47,562          11,153          34,894        12,083

Interest income                                                               11,916          14,823          50,934         8,612

                                                                         -------------   -------------   -------------  ------------

   Total income                                                               59,478          25,976          85,828        20,695

                                                                         -------------   -------------   -------------  ------------

Expenses:

Investment management fees                                                    24,276          19,927          58,531        13,124

Operations agent fees                                                         30,207          30,317          26,888        30,329

Administration agent fees                                                     16,438          16,438          15,123        16,438

Custody and accounting fees                                                   18,494          18,494          17,014        14,795

Audit fees                                                                     8,219           8,219           7,561         8,219

Legal fees                                                                     4,110           4,110           3,781         4,110

Trustees' fees and expenses                                                    2,672           2,672           2,458         2,672

Insurance fees                                                                   534             534             491           534

Reports to shareholders                                                          822             822             756           822

Other expenses                                                                 8,842           8,842           8,094         8,796

Amortization of organization costs                                             5,418           5,418           4,985         5,418

                                                                         -------------   -------------   -------------  ------------

   Total expenses                                                            120,032         115,793         145,682       105,257

                                                                         -------------   -------------   -------------  ------------

      Net investment (loss)                                                  (60,554)        (89,817)        (59,854)      (84,562)

                                                                         -------------   -------------   -------------  ------------

Realized and Unrealized Gain (Loss) on Investments and

Foreign Currency:

Net realized gain (loss) on:

   Investments                                                                27,576           6,039        (718,080)        3,925

   Foreign currency transactions                                              (5,125)         28,590         (16,208)           --

Net change in unrealized appreciation/depreciation on:

   Investments                                                               620,273         530,141       2,509,663       556,866

   Foreign currency                                                              102          (1,767)            (88)           --

                                                                         -------------   -------------   -------------  ------------

Net Realized and Unrealized Gain (Loss) on Investments and

Foreign Currency Transactions:                                               642,826         563,003       1,775,287       560,791

                                                                         -------------   -------------   -------------  ------------

Net Increase (Decrease) in Net Assets Resulting from Operations           $  582,272     $   473,186     $ 1,715,433    $  476,229

                                                                         -------------   -------------   -------------  ------------



(a) Commencement of operations:                                              10/2/97         10/2/97        10/14/97       10/2/97




The accompanying notes are an integral part of the Financial Statements.





                      Statements of Changes in Net Assets

                              Deutsche Portfolios

                For the period from Commencement of Operations

                   through February 28, 1998(a) (unaudited)







                                                                       Top 50 World   Top 50 Europe    Top 50 Asia     Top 50 US

                                                                         Portfolio      Portfolio       Portfolio      Portfolio

                                                                        (US Dollar)    (US Dollar)     (US Dollar)    (US Dollar)

                                                                       ------------   -------------    -----------    -----------


Increase (Decrease) In Net Assets:

Operations --

Net investment (loss)                                                  $  (60,554)    $   (89,817)     $   (59,854)   $  (84,562)

Net realized gain (loss) on investments and foreign

 currency transactions                                                     22,451          34,629        (734,288)        3,925

Net change in unrealized appreciation (depreciation) on

investments and foreign currency                                          620,375         528,374       2,509,575       556,866

                                                                       ------------   -------------    -----------    -----------

Net increase (decrease) in net assets resulting from

 operations                                                               582,272         473,186       1,715,433       476,229

                                                                       ------------   -------------    -----------    -----------

Capital Transactions--Proceeds from contributions                       8,694,313       8,364,553      28,723,628     6,982,362

Value of withdrawals                                                     (314,483)     (1,188,851)       (797,073)     (428,885)

                                                                       ------------   -------------    -----------    -----------

Net increase in net assets from capital transactions                    8,379,830       7,175,702      27,926,555     6,553,477

                                                                       ------------   -------------    -----------    -----------

      Total increase in net assets                                      8,962,102       7,648,888      29,641,988     7,029,706

Net Assets:

Beginning of period                                                        11,114          11,112          11,112        11,112

                                                                       ------------   -------------    -----------    -----------

End of period                                                          $8,973,216     $ 7,660,000     $29,653,100    $7,040,818

                                                                       ------------   -------------    -----------    -----------



(a) Commencement of operations:                                           10/2/97         10/2/97        10/14/97       10/2/97




The accompanying notes are an integral part of the Financial Statements.



                             Financial highlights



                              Deutsche Portfolios

                For the period from Commencement of Operations

                   through February 28, 1998 (a) (unaudited)







                                                                         Top 50 World    Top 50 Europe    Top 50 Asia     Top 50 US

                                                                           Portfolio       Portfolio       Portfolio      Portfolio

                                                                          (US Dollar)     (US Dollar)     (US Dollar)    (US Dollar)

                                                                         ------------    -------------    -----------    -----------


 Ratios/Supplemental Data:

       Net assets, end of period (000's)                                  $    8,973     $     7,660      $    29,653    $    7,041

       Ratio of expenses to average daily net assets(b)                         4.89%           5.75%            2.45%        6.73%

       Ratio of net investment income (loss) to average

        net assets(b)                                                          (2.47)%         (4.46)%          (1.01)%      (5.41)%

       Portfolio turnover(c)                                                      62%             22%              9%           18%

       Average commission rate per share(d)                                  $0.1286         $0.1287         $0.0156       $0.0690



(a) Commencement of operations:                                              10/2/97         10/2/97        10/14/97       10/2/97


(b) Annualized

(c)  Not annualized

(d) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.



The accompanying notes are an integral part of the Financial Statements.





                         Notes to Financial Statements



                              Deutsche Portfolios

                         February 28, 1998 (unaudited)



Note 1 --  Organization



Deutsche Portfolios ("Portfolio Trust")  was organized on June 20, 1997, as a business trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio Trust currently consists of ten separate investment series (each a "Portfolio" and collectively the

"Portfolios"), each of which is, in effect, a separate mutual fund.  The accompanying financial statements and notes relate to four of these Portfolios which are Top 50 World Portfolio (US Dollar) ("Top 50 World Portfolio"), Top 50

Europe Portfolio (US Dollar) ("Top 50 Europe Portfolio"), Top 50 Asia Portfolio

(US Dollar) ("Top 50 Asia Portfolio"), and Top 50 US Portfolio (US Dollar) ("Top

50 US Portfolio").



The investment manager of the Portfolios is Deutsche Fund Management, Inc.

("DFM" or the "Manager"), an indirect subsidiary of Deutsche Bank AG.  The investment objective of each Portfolio is primarily to achieve high capital

appreciation, and as a secondary objective, reasonable dividend income.   The

Portfolios commenced operations in October 1997.



Note 2 -- Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.  The following is a summary of significant accounting policies followed by the Portfolios:



Security Valuation



The value of equity securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded.  Securities listed on a foreign exchange considered by the Manager to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued.  Unlisted securities, and securities for which the

Manager determines the listing exchange is not a primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market.

Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities with a maturity of 60 days or more are based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-

counter market, if such exchange or market constitutes the broadest and most representative market for the security.  Any security for which market quotations are not readily available, are priced in accordance with procedures adopted by the Trustees of the Portfolio Trust.



Forward Foreign Currency Contracts



The Portfolio Trust enters into forward contracts with various counterparties.

Forward contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified security or currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio

Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the close-out of the contract and the original contract price.



Investment Transactions



Investment transactions are recorded on trade date.  Cost of securities sold is calculated using identified cost method.  Dividend income is recorded on ex-

dividend date and interest income is recorded on an accrual basis.  Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.



Foreign Currency Translation



The books and records of the Portfolios are maintained in US Dollars.  Assets and liabilities denominated in foreign currency amounts are translated at the relevant foreign exchange rate.  Purchase and sales of investment securities,

income and expenses are recorded at the prevailing exchange rate on the respective days of such transactions.  The resultant gains and losses arising from exchange rate fluctuations are identified separately in the Statements of

Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.



Federal Income Taxes



Each Portfolio is treated as a partnership under the U.S. Internal Revenue Code

(the "Code"). Accordingly, each Portfolio will not be subject to any federal income tax on its income and net realized gains (if any).  However, each investor in a Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.  The determination of such share will be made in accordance with the applicable sections of the Code.  It is intended that each Portfolio's assets, income and allocation will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that such investment company invests all of its assets in the corresponding Portfolio.



Expenses



Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that Portfolio.

Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios in such a manner as deemed equitable by the Trustees.



Deferred Organization Expenses



Organization expenses incurred in connection with the organization and initial registration of the Portfolio Trust were paid initially by DFM and will be reimbursed by the Portfolios.  Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the Portfolios. Any amount received by the Portfolio from its corresponding Fund as a result of a redemption by Edgewood Services Inc.,

distributor of the Deutsche Funds, Inc. of any of its Initial Interest in the

Portfolio will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the

Deutsche Funds, Inc. of all or part of its Initial Interest in the Portfolios will be reduced by a portion of any unamortized organization expenses of the

Portfolios, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolios then outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolios.



Note 3 -- Significant Agreements and Transactions with Affiliates



The Portfolio Trust has entered into an Investment Management Agreement (the

"Management Agreement") with DFM, an indirect subsidiary of Deutsche Bank AG.

DFM retains overall responsibility for supervision of the investment management program for each Portfolio but has delegated the day-to-day management of the investment operations of each Portfolio to an investment advisor.  As compensation for the services rendered by DFM under the investment management agreement with the Portfolio Trust with respect to each Portfolio, DFM receives a fee from each Portfolio, which is computed daily and paid monthly, equal to the following percentages of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year:



Top 50 World Portfolio    1.00%

Top 50 Europe Portfolio   1.00%

Top 50 Asia Portfolio     1.00%

Top 50 US Portfolio       0.85%



DFM has retained the services of DWS International Portfolio Management GmbH

("DWS") as investment adviser of the Portfolios other than the Top 50 US

Portfolio (US Dollar).  Deutsche Morgan Grenfell Investment Management, Inc.

("DMGIM") is the investment adviser of the Top 50 US Portfolio (US Dollar).  The advisers are indirect subsidiaries of Deutsche Bank AG.  As compensation for their services, DWS and DMGIM each receives a fee, paid by DFM, which is based on the average daily net assets of the applicable Portfolio.



The Portfolio Trust has retained Federated Services Company as Operations Agent to the Portfolios.  As Operations Agent of the Portfolios, Federated Services

Company receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of each

Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 per Portfolio annually.  Federated Services Company receives, in its capacity as Administrator and Transfer Agent of the Deutsche Funds, Inc. and as

Operating Agent of the Portfolios, a minimum aggregate fee from each Portfolio,

its corresponding Fund and any other fund investing in each Portfolio, taken together, of $75,000 for the first year of each Portfolio's operations and

$125,000 for the second year.



The Portfolio Trust has entered into an administrative agreement with IBT Trust

Company  (Cayman) Ltd. ("IBT (Cayman)").  As Administrative Agent of the

Portfolios, IBT (Cayman) receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of $5,000 per each Portfolio.



From commencement of operations to February 28, 1998, affiliates of Deutsche

Bank AG received brokerage commissions as a result of executing agency transactions in portfolio securities in the amount of $7,090, $9,236, $0 and

$7,724, from the Top 50 World Portfolio, Top 50 Europe Portfolio, Top 50 Asia

Portfolio and Top 50 US Portfolio, respectively.



Note 4 -- Investment Portfolio Transactions



Purchases and sales of investments, exclusive of short-term securities, for each

Portfolio for the period from commencement of operations to February 28, 1998 are as follows:



                    Top 50            Top 50           Top 50         Top 50

                World Portfolio  Europe Portfolio  Asia Portfolio  US Portfolio

Purchases        $11,228,603        $7,541,467     $28,798,173    $5,510,300

Sales            $ 3,347,782        $  894,594     $ 1,196,447    $  628,082



At February 28, 1998, the cost of investments and the unrealized appreciation

(depreciation) of investments for each Portfolio were as follows:





                                                   Top 50            Top 50            Top 50          Top 50

                                              World Portfolio   Europe Portfolio   Asia Portfolio   US Portfolio


Cost of Investments                                $7,908,397         $6,652,912      $26,883,646     $4,886,143

Gross Unrealized Appreciation                         725,873            630,819        3,358,604        589,542

Gross Unrealized Depreciation                        (105,600)          (100,678)        (848,941)       (32,676)

Net Unrealized Appreciation/(Depreciation)            620,273            530,141        2,509,663        556,866




Note 5 -- Off-Balance Sheet Risk and Concentration of Credit Risk



The Statement of Assets and Liabilities includes the market or fair value of contractual commitments involving forward settlement contracts. These instruments may involve elements of market risk in excess of amounts reflected on the Statements of Assets and Liabilities.



Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward contracts include both purchase and sale commitments. Notional amounts of futures include contracts purchased as well as contracts sold. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among the various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the

Portfolios' Statement of Assets and Liabilities. Credit risk is measured by the loss the Portfolios would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolios.





                                     NOTES





Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning their objective and policies, management fees, expenses and other information.







Directors of the Corporation and

Trustees of the Portfolio Trust



Edward C. Schmults

Robert H. Wadsworth

Werner Walbroel

G. Richard Stamberger

Christian Strenger



Officers of the Corporation



Brian A. Lee

Joseph Cheung

Robert R. Gambee

Laura Weber

Edgewood Services, Inc., Distributor

GO2216-07 (4/98)









SEMI-ANNUAL REPORT

and supplement to prospectus dated April 30, 1998



Deutsche European Mid-Cap Fund

Deutsche German Equity Fund

Deutsche Japanese Equity Fund

Deutsche Global Bond Fund

Deutsche European Bond Fund

Class A Shares and Class B Shares





                              PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the first Semi-Annual Report for Deutsche European Mid-

Cap Fund, Deutsche German Equity Fund, Deutsche Japanese Equity Fund, Deutsche

Global Bond Fund and Deutsche European Bond Fund.



On the following pages you will find complete financial information concerning your investment in the Deutsche Funds. Also included is a list of fund holdings,

and the fund's financial statements.



Please note that this report covers financial activity in the funds through

February 28, 1998.



We are very proud of the funds we offer. The Deutsche Portfolios, in which the

Deutsche Funds invest, are managed by Deutsche Fund Management, Inc., and are advised by the award-winning professionals at DWS International Portfolio

Management GmbH, in Frankfurt, Germany. These funds are poised to take advantage of the dynamic changes occurring throughout the world, including Europe, Asia and U.S. markets.* The Deutsche Funds seek to provide you with a variety of ways to allocate assets within the international portion of your portfolio, while seeking to enable you to minimize risks that sometimes may be associated with international investing.



May I suggest that you take the time to review this report and familiarize yourself with your fund's strategy and holdings. We believe that the true measure of any fund's performance is over the longer term.



Thank you for selecting Deutsche Funds to pursue your financial goals. We are committed to providing quality investment products, coupled with our further commitment to the highest level of service possible.



Sincerely,



/s/ Brian Lee



Brian Lee

President

April 15, 1998



* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Emerging markets structures may be less diverse and mature, and their political systems may be less stable. In addition, Asian and

 Pacific Rim countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes.





                      STATEMENTS OF ASSETS AND LIABILITIES



                              Deutsche Funds, Inc.



                         February 28, 1998 (unaudited)





                                                                        Deutsche   Deutsche   Deutsche   Deutsche  Deutsche

                                                                        European    German    Japanese    Global   European

                                                                         Mid-Cap    Equity     Equity      Bond      Bond

                                                                          Fund       Fund       Fund       Fund      Fund


Assets:

Investments in corresponding Deutsche Portfolios at value                $18,449    $19,574    $ 9,681    $12,073   $13,814

Receivable from Manager for expense reimbursement                         48,961     48,962     48,561     49,415    48,812

Deferred organization costs                                               11,663     11,663     11,663     11,643    11,663

  Total assets                                                            79,073     80,199     69,905     73,131    74,289

Liabilities:

Service fees payable--Class A                                                 12         13          9         11        11

Organization costs payable                                                12,595     12,595     12,588     12,588    12,595

Accrued expenses and other liabilities                                    47,396     47,387     47,068     48,019    47,336

  Total liabilities                                                       60,003     59,995     59,665     60,618    59,942

  Net assets                                                             $19,070    $20,204    $10,240    $12,513   $14,347

Net Assets Consist of:

Capital stock, $0.001 par value

(authorized 10,000,000 shares for each Fund)                                   1          1          1          1         1

Paid-in capital                                                           17,866     18,410     11,710     12,309    14,110

Undistributed (accumulated) net investment income (loss)                     (69)       (51)       (29)       163       174

Undistributed (accumulated) net realized gain (loss) on

investments and foreign currency transactions                                234        410       (479)         3        41

Net unrealized appreciation (depreciation) of investments

and foreign currency                                                       1,038      1,434       (963)        37        21

  Net assets                                                             $19,070    $20,204    $10,240    $12,513   $14,347

Computation of Net Asset Value, Redemption Price and

Offering Price Per Share:

Net assets--Class A                                                      $19,070    $20,204    $10,240    $12,513   $14,347

Shares outstanding--Class A                                                1,446      1,469        944        983     1,126

Net asset value and redemption price per share--Class A                   $13.19     $13.75     $10.85     $12.73    $12.74

Offering price per share--Class A                                         $13.96     $14.55     $11.48     $13.33    $13.34


The accompanying notes are an integral part of the Financial Statements.





                            STATEMENTS OF OPERATIONS



                              Deutsche Funds, Inc.

  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)





                                                                       Deutsche    Deutsche    Deutsche    Deutsche    Deutsche

                                                                       European     German     Japanese     Global     European

                                                                       Mid-Cap      Equity      Equity       Bond        Bond

                                                                         Fund        Fund        Fund        Fund        Fund


Investment Income:

Investment Income and Expenses allocated from the

corresponding Deutsche Portfolios:

Dividend income                                                       $       9   $      37   $       5   $      --   $      --

Less: foreign withholding taxes                                              (2)        (10)         (1)         --          --

  Net dividend income                                                         7          27           4          --          --

Interest income                                                               3           4          25         218         232

Expenses                                                                   (587)       (601)       (508)       (384)       (484)

Net investment loss allocated from the corresponding

Deutsche Portfolios                                                        (577)       (570)       (479)       (166)       (252)

Expenses:

Audit fees                                                                1,849       1,849       1,836       1,877       1,849

Legal fees                                                                1,849       1,849       1,836       1,877       1,849

Accounting fees                                                           7,028       7,028       6,976       7,132       7,028

Directors' fees and expenses                                              2,774       2,774       2,754       2,815       2,774

Administration fees                                                           3           3           2           3           3

Insurance fees                                                              406         406         403         412         406

Reports to Shareholders                                                   5,918       5,918       5,875       6,006       5,918

Transfer agent fees                                                       5,414       5,405       5,398       5,413       5,350

Registration fees                                                        18,567      18,567      18,429      18,842      18,567

Other expenses                                                            3,701       3,699       3,668       3,753       3,699

Amortization of organization costs                                          932         932         925         945         932

Service fees--Class A                                                        12          13           9          11          11

  Total expenses                                                         48,453      48,443      48,111      49,086      48,386

Less: Expense reimbursement                                             (48,961)    (48,962)    (48,561)    (49,415)    (48,812)

  Net expenses                                                             (508)       (519)       (450)       (329)       (426)

       Net investment income (loss)                                         (69)        (51)        (29)        163         174

Net Realized and Unrealized Gain (Loss) on Investments and Foreign

Currency allocated from the corresponding Deutsche Portfolios:

Net realized gain (loss) on:

 Investments                                                                 88         285        (505)         (8)        (22)

 Foreign currency transactions                                              146         125          26          11          63

Net change in unrealized appreciation/depreciation on:

 Investments                                                              1,038       1,434        (963)         39          26

 Foreign currency                                                            --          --          --          (2)         (5)

  Net Realized and Unrealized Gain (Loss) on Investments and

Foreign Currency from the Deutsche Portfolios                             1,272       1,844      (1,442)         40          62

    Net Increase (Decrease) in Net Assets Resulting From Operations   $   1,203   $   1,793   $  (1,471)  $     203   $     236

(a) Commencement of operations:                                        10/17/97    10/17/97    10/20/97    10/15/97    10/17/97




The accompanying notes are an integral part of the Financial Statements.





                      STATEMENTS OF CHANGES IN NET ASSETS



                              Deutsche Funds, Inc.



  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)







                                                                             Deutsche    Deutsche    Deutsche   Deutsche   Deutsche

                                                                             European     German     Japanese    Global    European

                                                                             Mid-Cap      Equity      Equity      Bond       Bond

                                                                               Fund        Fund        Fund       Fund       Fund


Increase (Decrease) in Net Assets:

Operations--

Net investment income (loss)                                                $     (69)  $     (51)  $     (29)  $     163  $     174

Net realized gain (loss) on investments and foreign currency

 transactions                                                                     234         410        (479)          3         41

Net change in unrealized appreciation/depreciation on investments

 and foreign currency                                                           1,038       1,434        (963)         37         21

Net increase (decrease) in net assets resulting from operations                 1,203       1,793      (1,471)        203        236

Capital Share Transactions: Class A

Net proceeds from shares sold                                                   6,756       7,300         600       1,199      3,000

Net cost of shares redeemed                                                        --          --          --          --         --

Net increase in net assets resulting from capital share

 transactions--Class A                                                          6,756       7,300         600       1,199      3,000

  Total increase (decrease) in net assets                                       7,959       9,093        (871)      1,402      3,236

Net Assets:

Beginning of period                                                            11,111      11,111      11,111      11,111     11,111

End of period(b)                                                            $  19,070   $  20,204   $  10,240   $  12,513  $  14,347





Capital Shares--Class A

Shares outstanding, beginning of period                                           889         889         889         889        889

Shares sold                                                                       557         580          55          94        237

Shares redeemed                                                                    --          --          --          --         --

  Capital shares outstanding, end of period                                     1,446       1,469         944         983      1,126



(a) Commencement of operations:                                              10/17/97    10/17/97    10/20/97    10/15/98   10/17/97

(b) Including undistributed (accumulated) net investment income (loss).     $     (69)  $     (51)  $     (29)  $     163  $     174




The accompanying notes are an integral part of the Financial Statements.





                              FINANCIAL HIGHLIGHTS



                              Deutsche Funds, Inc.



  For the period from Commencement of Operations through February 28, 1998 (a)

                                  (unaudited)



Selected data for a Class A share of common stock outstanding throughout the period.







                                                                            Deutsche    Deutsche    Deutsche    Deutsche    Deutsche

                                                                            European     German     Japanese     Global     European

                                                                            Mid-Cap      Equity      Equity       Bond        Bond

                                                                              Fund        Fund        Fund        Fund        Fund


Net asset value at beginning of period                                     $  12.50      $ 12.50    $  12.50    $ 12.50      $12.50

Investment operations:

  Net investment income (loss)                                                (0.05)       (0.03)      (0.03)      0.17        0.15

  Net realized and unrealized gain (loss) on

  investments and foreign currency                                             0.74         1.28       (1.62)      0.06        0.09

  Increase (decrease) from investment operations                               0.69         1.25       (1.65)      0.23        0.24

Net asset value at end of period                                           $  13.19      $ 13.75    $  10.85    $ 12.73      $12.74

Total Return (based on net asset value)(c)*                                    5.52%       10.00%     (13.20)%      1.84%      1.92%

Ratios and Supplemental Data

  Net assets, end of period (000's)                                        $     19      $    20    $     10    $    13      $   14

  Ratios to average net assets

  Expenses(b)**                                                                1.60%        1.60%       1.60%      1.30%       1.30%

  Net investment income (loss)(b)**                                          (1.40)%      (0.99)%     (0.82)%      3.85%       3.93%

(a) Commencement of operations:                                              10/17/97    10/17/97    10/20/97    10/15/97   10/17/97


(b) Includes the Fund's allocated portion of the corresponding Deutsche

 Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:



   Expenses to average net assets                                      992.68%      953.73%     1,370.77%    1,167.16%    1,102.89%

   Net investment income to average net assets**                     (992.47)%    (953.13)%   (1,369.95)%  (1,162.02)%  (1,097.66)%




(c) Total Return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at net asset value at commencement of operations and a sale on the last day of the period, also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.



 * Not annualized

** Annualized



The accompanying notes are an integral part of the Financial Statements.





                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Funds, Inc.



                               February 28, 1998



Note 1--Organization



Deutsche Funds, Inc. (the "Company")  was incorporated in Maryland on May 22,

1997 and is registered under the Investment Company Act of 1940, as amended (the

"1940 Act"), as an open-end management investment company. The Company currently consists of eleven separate investment series (each a "Fund" and collectively the "Funds"). The accompanying financial statements and notes thereto relate to five of these Funds: Deutsche European Mid-Cap Fund ("European Mid-Cap Fund");

Deutsche German Equity Fund ("German Equity Fund"), and Deutsche Japanese Equity

Fund ("Japanese Equity Fund") (collectively, the "Equity Funds"); and Deutsche

Global Bond Fund ("Global Bond Fund") and Deutsche European Bond Fund ("European

Bond Fund") (collectively, the "Bond Funds").



Each of the Funds will seek to achieve their respective investment objective by investing substantially all of their assets in the corresponding portfolio of

Deutsche Portfolios (the "Portfolio Trust") having substantially the same investment objective of each of the respective Funds. The Portfolio Trust is an open-end management investment company and is comprised of ten portfolios (each a "Portfolio"). The financial statements of five of the Portfolios, including their portfolio of investments, are included elsewhere within this report and should be read in conjuction with each Fund's financial statements.



The Company has not retained the services of an investment adviser since the

Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio of the Portfolio Trust. Each

Portfolio is managed by Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. Federated Services Company serves as

Administrator to the Funds and Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent to the Funds. Edgewood Services,

Inc. ("Edgewood") serves as distributor to the Funds (the "Distributor").



Each Fund recognizes daily a pro-rata portion of its corresponding Portfolio's income and expenses, including fees paid to DFM and the amortization of organization expenses. Each Fund offers two classes of shares to investors,

Class A and Class B. Both Class A Shares and Class B Shares are subject to a

Service Plan and Class B Shares are also subject to a Distribution Plan. Each

Class will bear its respective portion of the expenses under the Service and

Distribution Plans. The Funds commenced operations in October  1997.  As of

February 28, 1998, only Class A Shares have been sold to the public.



Note 2--Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:



Investment Valuation



The value of a Fund's investment in the Portfolio included in the accompanying

Statements of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (percentages as of

February 28, 1998 are listed below). Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.





Fund                     Percentage                 Portfolio


European Mid-Cap Fund          0.79%  Provesta Portfolio (US Dollar)

German Equity Fund             0.81%  Investa Portfolio (US Dollar)

Japanese Equity Fund           0.58%  Japanese Equity Portfolio (US Dollar)

Global Bond Fund               0.40%  Global Bond Portfolio (US Dollar)

European Bond Fund             0.59%  European Bond Portfolio (US Dollar)




From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investments activities of these shareholders could have a material impact on the Funds and Portfolios.



Investment Income, Expense, Realized and Unrealized Gains and Losses



The Funds record their proportionate share of the investment income, expense,

realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expense, realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.  The Company accounts separately for the assets,

liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than class specific expenses, realized and unrealized gains and losses) are further allocated to each class of shares based on their relative net asset values of each Fund.



Federal Income Taxes



Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended.

Accordingly, each Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains,

each Fund would not be subject to U.S. Federal excise tax.



Distributions to Shareholders



Dividends from net investment income of all Funds are declared and paid at least annually and, in the case of the Bond Funds, monthly. Capital gains of each

Fund, if any, are distributed at least annually. Dividends and capital gains distributions are distributed in U.S. dollars. The Funds record all dividend distributions to shareholders on ex-dividend date. During the period ended

Febuary 28, 1998, the Global Bond Fund and the European Bond Fund did not

distribute monthly dividends.



Deferred Organization Costs



Organization expenses incurred in connection with the organization and initial registration of the Company were paid initially by DFM and will be reimbursed by the Funds. Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the

Funds. The amount paid by each Fund on any redemption by Edgewood (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Funds.



Note 3--Significant Agreements and Transactions with Affiliates



The Company has retained the services of Federated Services Company as

Administrator. Under the Administration Agreement, Federated Services Company

will assist in the operations of the Funds subject to the direction and control of the Board of Directors of the Company. For its services, Federated Services

Company receives a fee from each Fund, which is computed daily and paid monthly,

at an annual rate of 0.065% of the average daily net assets of each Fund up to

$500 million and 0.05% of such assets in excess of $500 million for the Fund's then current fiscal year subject to a minimum of $75,000 for the first year and

$125,000 for the second year.



The Company has entered into a distribution agreement with Edgewood. Edgewood will serve as principal distributor for shares of each Fund. Pursuant to the

Service and Distribution Plans, Class B Shares of the Funds are subject to the

Distribution Plan and Class A Shares and Class B Shares of the Funds are subject to the Service Plan. Under the Distribution Plan, Class B Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund represented by Class B Shares to finance activity that is principally intended to result in the sale of Class B

Shares of the Fund. Under the Service Plan, each Fund pays to DFM, for the provision of certain services to the holders of Class A Shares and Class B

Shares, a fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of Shares.



Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for each Fund. Federated Services Company and Federated

Shareholder Services Company are both affiliated with Edgewood Services Inc. IBT

Fund Services (Canada) Inc. will provide fund accounting services to the Funds.



Expense Reimbursements



DFM has voluntarily agreed that it will reimburse each Fund through at least

August 31, 1998, to the extent necessary to maintain each Fund's total operating expenses (which includes expenses of the Fund and its pro-rata portion of expenses of the corresponding Portfolio), at not more than 1.60% and 1.30% of the average daily net assets of Class A Shares of the Equity Funds, and the Bond

Funds, respectively.





                            PORTFOLIO OF INVESTMENTS



                         Provesta Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                Value

  Shares                                                       (Note 2)


                Common Stocks--81.0%

France--4.5%

            51  Banque Nationale de Paris                     $  3,086

         1,200  Business Objects SA--ADR                        16,950

            93  Cap Gemini SA .                                 10,705

           113  Compagnie Financiere de Paribas                 10,758

           280  Groupe des Assurances Nationales                 6,902

           156  Sanofi SA                                       17,700

           629  Schneider SA                                    39,199

                Total                                          105,300

Germany--65.8%

           121  Adidas AG                                       18,945

            38  ADOLF AHLERS AG                                  8,694

           153  Aixtron AG                                      29,481

           823  Altana AG                                       65,791

            75  AVA Allgemeine Handels der Verbraucher          24,809

             7  Axa Colonia Konzern AG                             853

            58  A. Friedrich Flender AG                          8,634

           200  Bankgesellschaft Berlin AG                       4,251

           864  Bayerische Hypotheken-und Wechsel-Bank AG       40,965

         1,387  Bayerische Vereinsbank AG                       86,561

            28  BDAG Balcke-Duerr AG                             3,844

           149  Beiersdorf AG                                    7,048

           465  BERLINER ELEKTRO Holding AG                      9,101

           529  Berliner Kraft-und Licht (Bewag) AG             23,332

           437  BERU AG                                          8,673

           578  BHF-Bank AG                                     16,507

            23  CeWe Color Holding AG                            5,199

         1,926  Continental AG                                  46,296

            33  DBV-Winterthur Holding AG                       14,646

           520  Degussa AG                                      26,948

           352  Deutsche Babcock AG                             19,600

           399  Deutsche Pfandbrief-und Hypothekenbank AG       30,246

           444  Duerr AG                                        14,932

           146  Escada AG                                       20,123

         2,603  FAG Kugelfischer Georg Schaefer AG              35,733

            99  Felten & Guilleaume Energietechnik AG           10,097

            67  Fresenius AG                                    12,559

           538  Fresenius Medical Care AG                       37,788

           340  Fried Krupp AG Hoesch-Krupp                     61,857

            59  Fuchs Petrolub AG Oel + Chemie                   6,652

         1,278  Gehe AG                                         67,640

           555  Gerresheimer Glas AG                             7,864


                         Provesta Portfolio (USDollar)



                                                                Value

  Shares                                                       (Note 2)


               Common Stocks--continued

               Germany--continued

          373  Heidelberger Druckmaschinen AG                $   21,551

          267  Henkel KGaA                                       16,398

          182  Hornbach Baumarkt AG                               5,669

          488  Hucke AG                                          10,762

          102  IWKA AG                                           22,606

           20  Karstadt AG                                        7,134

          484  Kiekert AG                                        21,000

          458  Kloeckner-Werke AG                                31,487

           86  KM Europa Metal AG--New                           10,431

          136  KM Europa Metal AG                                16,833

          100  LEONISCHE DRAHTWERKE AG                           33,079

           23  MAN AG                                             6,923

           50  Mannheimer Versicherung AG                        37,076

        2,123  Metallgesellschaft AG                             42,955

          520  Metro AG                                          23,651

            4  Nuernberger Beteiligungs AG                        5,844

           12  Nuernberger Beteiligungs AG B                     18,127

        1,106  Phoenix AG                                        23,171

           68  Plettac AG                                         9,222

          477  Praktiker Bau-und Heimwerkermaerkte AG             5,812

           96  Rhoen-Klinikum AG                                  9,791

          203  SAP AG                                            77,222

          609  Schering AG                                       68,459

          264  Schlott AG                                         5,007

          470  SGL Carbon AG                                     55,710

          207  Singulus Technologies AG                          15,292

        1,226  SKW Trostberg AG                                  41,873

           33  Springer (Axel) Verlag AG                         27,290

           51  Varta AG                                           8,070

          117  Verseidag AG                                      12,836

           50  Wella AG                                          34,733

           26  WMF-Wurttembergische Metallwarenfabrik AG          4,014

          193  Wuensche AG                                       21,813

               Total                                          1,527,510

Ireland--0.1%

           25  CBT Group Plc--ADR                                 2,294

  Italy--1.3%

       21,400  Banca di Roma                                     29,549

               Netherlands--6.6%

          436  Benckiser NV B (Germany)                          18,989

          556  Benckiser NV B (Netherlands)                      23,886

          700  Getronics NV                                      27,846

          566  Nutreco Holding NV                                15,315

          652  Qiagen NV                                         31,452


                         Provesta Portfolio (USDollar)



                                                                Value

 Shares                                                        (Note 2)


             Common Stocks--continued

             Germany--continued

        569  Unilever NV                                     $   36,667

             Total                                              154,155

Spain--0.7%

        225  Argentaria SA                                       16,770

             Switzerland--2.0%

          7  Baloise Holdings Ltd.                               15,256

         20  Kuehne & Nagel International AG                     11,908

          1  Lindt & Spruengli AG                                19,441

             Total                                               46,605

             United Kingdom--0.0%

        250  Cortecs Plc                                            704

             Total Common Stocks (Cost -- $1,809,097)         1,882,887

             Preferred Stocks--21.7%

    Germany

        150  Axa Colonia Konzern AG                              17,036

         96  BERLINER ELEKTRO Holding AG                          1,683

        319  Draegerwerk AG                                       6,578

         63  Dyckerhoff AG                                       17,297

         11  EDDING AG                                            3,226

        325  Fresenius AG                                        65,400

         67  Fuchs Petrolub AG Oel + Chemie                       7,351

        141  Gerry Weber International AG .                       3,654

        218  Hans Einhell AG                                      3,413

         93  JADO Design Armatur & Beschlag AG                      423

         35  Jagenberg AG                                         2,701

        161  Jungheinrich AG                                     25,297

         22  Krones AG Hermann Kronseder Maschinenfabrik          6,853

         31  MAN AG                                               7,260

         49  Marschollek, Lautenschlaeger und Partner AG         16,074

      1,267  Metro AG                                            43,657

         26  Porsche AG                                          46,127

      1,292  Prosieben Media AG                                  64,819

        150  Rhoen-Klinikum AG                                   15,134

        164  SAP AG                                              67,631

        492  Sixt AG                                             47,604

         30  Sto AG                                              10,767

         23  Wella AG                                            17,245

         47  WMF-Wurttembergische Metallwarenfabrik AG            6,633

             Total                                              503,863

             Total Preferred Stocks (Cost -- $468,185)          503,863






                          Provesta Portfolio (USDollar)

                                                                    Value

 Shares                                                            (Note 2)


Warrants--1.0%

Germany

  21              Continental AG (Exp. Date: 7/6/00)             $    2,865

  130             Allianz AG (Exp. Date: 6/30/99)                    20,824

                  Total                                              23,689

                  Total Warrants (Cost--$24,316)                     23,689

                  Total Investments--103.7% (Cost--$2,301,580)    2,410,439

                  Liabilities in excess of other assets--(3.7%)     (85,758)

                  Total Net Assets--100.0%                       $2,324,681






Notes to the Portfolio of Investments:



ADR--American Depository Receipt

The accompanying notes are an integral part of the Financial Statements.





                            PORTFOLIO OF INVESTMENTS



                          Investa Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                                           Value

  Shares                                                                                  (Note 2)


Common Stocks--82.3%

                    Automotive--12.3%

      34            Bayerische Motoren Werke AG                                           $ 34,301

   1,394            Continental AG                                                          33,508

   2,248            Daimler-Benz AG                                                        184,168

      70            Volkswagen AG                                                           46,098

                    Total                                                                  298,075

Banking--17.3%

   2,200            Bayerische Hypotheken-und Wechsel-Bank AG                              104,309

   1,800            Bayerische Vereinsbank AG                                              112,336

     383            BHF-Bank AG                                                             10,938

   2,300            Commerzbank AG                                                          83,309

   2,350            Dresdner Bank AG                                                       106,627

                    Total                                                                  417,519

Chemicals--14.5%

   1,530            BASF AG                                                                 55,714

   2,435            Bayer AG                                                               102,697

     589            Degussa AG                                                              30,524

   4,140            Hoechst AG                                                             160,455

                    Total                                                                  349,390

Communications--2.9%

   3,478            Deutsche Telekom AG                                                     70,275

Computer Software & Processing--4.1%

     260            SAP AG                                                                  98,906

Electric Utilities--2.9%

   1,050            Veba AG                                                                 70,479

Electrical Equipment--5.8%

   2,295            Siemens AG                                                             141,267

Heavy Construction--0.5%

     369            Hochtief AG                                                             12,816

Household Products--1.3%

     510            Henkel KGaA                                                             31,322

Industrial--Diversified--9.6%

      63            Linde AG                                                                41,714

     193            Mannesmann AG                                                          115,980

     113            Preussag AG                                                             36,663

     166            Thyssen AG                                                              36,561

                    Total                                                                  230,918

Insurance--5.2%

      60            Allianz AG                                                              18,905

     237            Muenchener Rueckversicherungs-Gesellschaft AG                          107,534

                    Total                                                                  126,439


                         Investa Portfolio (US Dollar)



                                                                                           Value

  Shares                                                                                  (Note 2)


                   Common Stocks--continued

Oil & Gas--0.6%

     100            Royal Dutch Petroleum Co. (Netherlands)                             $    5,475

     175            Royal Dutch Petroleum Co. (Germany)                                      9,658

                    Total                                                                   15,133

Pharmaceuticals--2.6%

     552            Schering AG                                                             62,052

Retailers--2.7%

      35            Karstadt AG                                                             12,484

   1,172            Metro AG                                                                53,307

                    Total                                                                   65,791

                    Total Common Stock (Cost $1,871,069)                                 1,990,382

Preferred Stocks--14.0%

Automotive--0.8%

      27            Bayerische Motoren Werke AG                                             18,458

Building Materials--0.8%

      67            Dyckerhoff AG                                                           18,395

Computer Software & Processing--4.8%

     280            SAP AG                                                                 115,467

Electric Utilities--4.5%

   2,327            RWE AG                                                                 108,983

Household Products--0.4%

     150            Henkel KGaA                                                              9,717

Industrial--Diversified--1.7%

     177            MAN AG                                                                  41,453

Retailers--1.0%

     722            Metro AG                                                                24,878

                    Total Preferred Stocks (Cost $291,906)                                 337,351

Warrants--5.8%

Automotive--0.4%

      65            Continental AG (Exp. Date: 7/6/00)                                       8,869

Chemicals--0.3%

      44            BASF Finance Europe (Exp. Date: 4/9/01)                                  8,248

Electric Utilities--1.6%

      85            Veba International Finance (Exp. Date: 4/6/98)                          38,099

Electrical Equipment--0.1%

      14            Siemens AG (Exp. Date: 6/2/98)                                           3,327

Insurance--3.4%

  45,000           Allianz AG (Exp. Date: 6/30/99)                                          73,435

      10           Muenchener Rueckversicherungs-Gesellschaft AG (Exp. Date: 3/13/98)        7,911

                   Total                                                                    81,346

                   Total Warrants (Cost $122,527)                                          139,889

                   Total Investments--102.1% (Cost--$2,285,502)                          2,467,622

                   Liabilities in excess of other assets--(2.1%)                           (49,977)

                   Total Net Assets--100.0%                                             $2,417,645




Notes to the Portfolio of Investments:



The accompanying notes are an integral part of the Financial Statements.



                            PORTFOLIO OF INVESTMENTS



                      Japanese Equity Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                                                 Value

Shares                                                                                         (Note 2)


Common Stocks--99.3%

Automotive--4.9%

   2,000            Bridgestone Corp.                                                           $ 46,154

   1,000            Honda Motor Co., Ltd.                                                         34,655

                    Total                                                                         80,809

Banking--12.4%

  20,000            Sakura Bank Ltd.                                                              83,743

   3,000            Sanwa Bank                                                                    29,976

   5,000            Sumitomo Trust & Banking                                                      35,686

   4,000            The Bank of Tokyo Mitsubishi                                                  56,780

                    Total                                                                        206,185

Beverages, Food & Tobacco--5.5%

   4,000            Ajinomoto Co., Inc.                                                           39,655

   6,000            Kirin Brewery Co., Ltd.                                                       52,339

                    Total                                                                         91,994

Chemicals--2.3%

   2,000            Dai Nippon Ink & Chemicals, Inc.                                               6,027

   5,000            Sumitomo Bakelite Co., Ltd.                                                   32,038

                    Total                                                                         38,065

Commercial Services--3.5%

   2,000            Dainippon Printing Co., Ltd.                                                  34,100

   1,100            HIS Co., Ltd.                                                                 24,774

                    Total                                                                         58,874

Computer Software & Processing--11.2%

   1,000            Fuji Soft ABC, Inc.                                                           33,307

   7,000            Fujitsu Ltd.                                                                  78,826

   1,000            Hitachi Software Engineering Co., Ltd.                                        26,487

       1            NTT Data Corp.                                                                48,612

                    Total                                                                        187,232

Computers & Information--1.0%

   1,000            Diamond Computer Service Co.                                                  15,860

Electrical Equipment--7.9%

   2,000            Matsushita Electric Industries                                                29,183

   4,000            Minebea Co., Ltd.                                                             44,409

   4,000            Sumitomo Electric Industries                                                  58,366

                    Total                                                                        131,958

Electronics--9.7%

   5,000            Fujikura Ltd.                                                                 35,250

   1,000            Sony Corp.                                                                    90,404

   1,000            Tokyo Electron Ltd.                                                           36,003

                    Total                                                                        161,657


                      Japanese Equity Portfolio (USDollar)





                                                                                                 Value

 Shares                                                                                         (Note 2)


                   Common Stocks--continued

                   Entertainment & Leisure--1.1%

     200           Nintendo Corp. Ltd.                                                        $   18,398

                   Financial Services--5.3%

   4,000           Nomura Securities Co., Ltd.                                                    55,194

     100           Shohkoh Fund & Co., Ltd.                                                       33,386

                   Total                                                                          88,580

                   Food Retailers--3.3%

   1,000           Ito-Yokado Co., Ltd.                                                           54,718

                   Forest Products & Paper--2.1%

   1,000           Uni Charm Corp.                                                                35,686

                   Heavy Construction --1.6%

     300           SMC Corp.                                                                      26,170

                   Heavy Machinery--0.7%

   1,000           THK CO., Ltd.                                                                  11,895

Home Construcion, Furnishings & Appliances--2.4%

   5,000           Daiwa House Industry Co., Ltd.                                                 39,175

Industrial--Diversified--2.7%

  20,000           Ishikawajima-Harima Heavy Industries Co., Ltd.                                 45,678

Insurance--1.0%

   3,000           Mitsui Marine & Fire Insurance Co., Ltd.                                       16,749

Medical Supplies--1.6%

   1,000           Hoya Corp                                                                      26,566

Office Equipment--2.8%

   2,000           Canon, Inc.                                                                    45,837

Pharmaceuticals--4.9%

   2,000           Sankyo Co., Ltd.                                                               53,767

   2,000           TERUMO Corp.                                                                   28,232

                   Total                                                                          81,999

Real Estate--2.6%

   4,000           Mitsui Fudosan Co., Ltd.                                                       43,140

Retailers--3.6%

   2,000           Kao Corp.                                                                      27,121

   2,000           Marui Co., Ltd.                                                                32,831

                   Total                                                                          59,952

Telephone Systems--3.9%

       7           Nippon Telephone & Telegraph                                                   64,393

Textiles, Clothing & Fabrics--1.3%

   4,000           Toray Industries, Inc.                                                         21,570

                   Total Investments--99.3% (Cost--$1,827,720)                                 1,653,140

                   Other Assets in excess of liabilities--0.7%                                    11,231

                   Total Net Assets--100.0%                                                   $1,664,371




The accompanying notes are an integral part of the Financial Statements.





                            PORTFOLIO OF INVESTMENTS



                        Global Bond Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                                             Market

                 Face                                                                        Value

Currency        Value                                                                       (Note 2)


Corporate Debt--34.3%

Japan--2.7%

                           Nippon Telephone & Telegraph

  JPY        10,000,000    2.500% Due 07/25/07                                            $   81,642

Multinational--5.3%

                           European Investment Bank

  DEM           150,000    5.250% Due 04/15/04                                                84,806

                           World Bank

  JPY         8,000,000    5.250% Due 03/20/02                                                73,814

                             Total                                                           158,620

Netherlands--5.9%

                           Commerzbank Overseas Finance

  ITL       120,000,000    10.800% Due 04/14/00                                               74,927

                           Telefonica Europe BV (Eurodollar)

  USD           100,000    6.375% Due 01/08/03                                               100,600

                              Total                                                          175,527

United Kingdom--10.2%

                           British Telecom Plc (Eurodollar)

  USD           100,000    7.000% Due 05/23/07                                               105,950

                           Glaxo Wellcome Plc (Eurodollar)

  USD           100,000    6.125% Due 01/25/06                                                99,900

                           Vodafone Group Plc

  GBP            60,000    7.875% Due 11/06/01                                               101,149

                              Total                                                          306,999

United States--10.2%

                           BMW U.S. Capital Corp.

  USD           100,000    6.625% Due 03/15/04                                               101,700

                           Ford Motor Credit

  USD           100,000    6.550% Due 09/10/02                                               101,130

                           Philip Morris Co., Inc.

  USD           100,000    7.000% Due 07/15/05                                               101,900

                              Total                                                          304,730

                              Total Corporate Debt  (Cost --$1,035,542)                    1,027,518

Sovereign Debt Obligations--38.3%

Australia--6.2%

                           Australia Government Bond

  AUD           100,000    8.750% Due 01/15/01                                                73,985

  AUD           150,000    7.500% Due 07/15/05                                               111,690

                              Total                                                          185,675

Canada--3.3%

                           Province of Ontario (Yankee)

  USD           100,000    6.000% Due 02/21/06                                                99,200


                       Global Bond Portfolio (US Dollar)



                                                                                             Market

                 Face                                                                        Value

Currency        Value                                                                       (Note 2)


Corporate Debt--continued

Denmark--4.1%

                           Kingdom of Denmark

  DKK           750,000    7.000% Due 12/15/04                                            $  120,660

Germany--9.1%

                           Deutschland Republic

  DEM           150,000    8.500% Due 08/21/00                                                91,132

  DEM           150,000    7.250% Due 10/21/02                                                92,042

                           Treuhandanstalt

  DEM           150,000    6.500% Due 04/23/03                                                89,933

                              Total                                                          273,107

Japan--2.9%

                           Japan-181 (10 Year Issue)

  JPY        10,000,000    3.400% Due 06/20/05                                                88,541

Spain--2.9%

                           Spanish Government

  DEM           150,000    5.750% Due 01/03/07                                                86,046

Sweden--2.5%

                           Kingdom of Sweden

  ITL       120,000,000    10.000% Due 02/08/01                                               76,404

United Kingdom--7.3%

                           United Kingdom Treasury

  GBP            60,000    8.500% Due 12/07/05                                               112,607

  GBP            60,000    7.250% Due 12/07/07                                               107,075

                              Total                                                          219,682

                              Total Sovereign Debt Obligations

                                (Cost--$1,139,385)                                         1,149,315

U.S. Government Agency Obligations--16.9%

United States--16.9%

                           Federal National Mortgage Association

  USD           100,000    6.000% Due 08/15/00                                               101,000

  USD           100,000    5.625% Due 11/30/00                                               100,140

  USD           100,000    5.875% Due 11/30/01                                               100,859

  USD           100,000    6.000% Due 07/31/02                                               101,469

  USD           100,000    6.540% Due 09/10/07                                               103,687

                              Total U.S. Government Agency Obligations (Cost --$500,813)     507,155

                              Total Investments--89.5% (Cost--$2,675,740)                  2,683,988

                              Other Assets in excess of liabilities--10.5%                   315,423

                              Total Net Assets--100.0%                                    $2,999,411




Notes to the Portfolio of Investments:



Eurodollar--Bonds issued offshore that pay interest and principal in U.S.

Dollars.

Yankee--U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

Currency Abbreviations Defined:

AUD--Australian Dollar

DEM--German Deutschemark

DKK--Denmark Krona

GBP--Great British Pound

ITL--Italian Lira

JPY--Japanese Yen

USD--United States Dollar

The accompanying notes are an integral part of the Financial Statements.



                            PORTFOLIO OF INVESTMENTS



                       European Bond Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                                             Market

                 Face                                                                        Value

Currency        Value                                                                       (Note 2)


Corporate Debt--19.7%

Denmark--3.6%

                           Nykredit AS

  DKK           598,640    6.000% Due 10/01/26                                              $ 84,949

Multinational--4.8%

                           Nordic Investment Bank

  DEM           200,000    4.875% Due 03/01/01                                               111,862

Netherlands-- 8.1%

                           Commerzbank Overseas Finance

  ITL       120,000,000    10.800% Due 04/14/00                                               74,927

                           Schleswig-Holsteinische Finance

  DEM           200,000    5.625% Due 07/30/07                                               113,736

                              Total                                                          188,663

Sweden--3.2%

                           Swedish Export Credit

  ITL       120,000,000    10.750% Due 06/09/00                                               75,329

                               Total Corporate Debt (Cost--$458,508)                         460,803

U.S. Government Agency Obligations--12.0%

United States--12.0%

                           Federal National Mortgage

                           Association--Global

  DEM           500,000    5.000% Due 02/16/01                                               280,480

                              Total U.S. Government Agency Obligations (Cost--$282,283)      280,480

Sovereign Debt Obligations--64.4%

Austria--3.8%

                           Republic of Austria

  DEM           150,000    6.000% Due 02/01/06                                                88,444

Belgium--3.8%

                           Kingdom of Belgium

  DEM           150,000    6.250% Due 10/06/03                                                88,817

Denmark--6.9%

                           Kingdom of Denmark

  DKK         1,000,000    7.000% Due 12/15/04                                               160,881

France--11.6%

                           French Treasury Bill

  ECU           250,000    4.500% Due 07/12/02                                               271,434

Germany--14.0%

                           Deutschland Republic

  DEM           150,000    6.000% Due 09/15/03                                                88,320

  DEM           250,000    6.000% Due 01/05/06                                               147,890

  DEM           150,000    6.250% Due 01/04/24                                                91,298

                               Total                                                         327,508


                      European Bond Portfolio (US Dollar)





                                                                                             Market

                 Face                                                                        Value

Currency        Value                                                                       (Note 2)


Sovereign Debt Obligations--continued

Ireland--4.7%

                           Irish Gilt

  IEP            75,000    6.250% Due 10/18/04                                            $  109,226

Norway--4.9%

                           Norwegian Government

  NOK           500,000    5.750% Due 11/30/04                                                68,251

  NOK           350,000    6.750% Due 01/15/07                                                51,041

                              Total                                                          119,292

Spain--3.7%

                           Spanish Government

  DEM           150,000    5.750% Due 01/03/07                                                86,046

Sweden--3.3%

                           Kingdom of Sweden

  ITL       120,000,000    10.000% Due 02/08/01                                               76,404

United Kingdom--7.7%

                           United Kingdom Gilts

  GBP           100,000    7.750% Due 09/08/06                                               181,175

                              Total Sovereign Debt Obligations (Cost--$1,791,695)          1,509,227

                              Total Investments--96.1% (Cost--$2,250,203)                  2,250,510

                              Other Assets in excess of liabilities--3.9%                     91,913

                              Total Net Assets--100.0%                                    $2,342,423


Notes to the Portfolio of Investments:

Currency Abbreviations Defined:

DEM--German Deutschemark



DKK--Denmark Krona

GBP--Great British Pound

IEP--Irish Pound

ITL--Italian Lira

NOK--Norwegian Krona

ECU--European Currency Unit

The accompanying notes are an integral part of the Financial Statements.





                      STATEMENTS OF ASSETS AND LIABILITIES



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)





                                                            Provesta      Investa    Japanese Equity   Global Bond   European Bond

                                                            Portfolio    Portfolio      Portfolio       Portfolio      Portfolio

                                                           (US Dollar)  (US Dollar)    (US Dollar)     (US Dollar)    (US Dollar)


Assets:

Investments, at value                                      $2,410,439   $2,467,622        $1,653,140    $2,683,988      $2,250,510

Cash                                                            5,800        2,662            92,617       344,078         125,545

Foreign currency                                                2,425          535                --            --              --

Dividends receivable                                               --           --               610            --              --

Interest receivable                                                32           51               305        57,185          49,924

Receivable from securities sold                                 9,618       21,238                --            --              --

Receivable from transactions in Investors'Beneficial

 Interest                                                       9,953        9,986                --            --              --

Deferred organization costs                                    61,036       61,036            61,072        60,964          61,036

 Total assets                                               2,499,303    2,563,130         1,807,744     3,146,215       2,487,015

Liabilities:

Payable for investments purchased                              29,789          535                --            --              --

Unrealized depreciation on forward foreign

currency contracts                                                 --           14                --            --              --

Investment management fees payable                              6,485        6,593             5,400         7,704           6,256

Organization expenses payable                                  65,912       65,912            65,912        65,912          65,912

Accrued expenses and other liabilities                         72,436       72,431            72,061        73,188          72,424

 Total liabilities                                            174,622      145,485           143,373       146,804         144,592

 Net assets                                                $2,324,681   $2,417,645        $1,664,371    $2,999,411      $2,342,423

Net Assets:

Applicable to Investors' Beneficial Interests              $2,324,681   $2,417,645        $1,664,371    $2,999,411      $2,342,423



Cost of investments                                        $2,301,580   $2,285,502        $1,827,720     2,675,740      $2,250,203

Cost of foreign currency                                       $2,448         $536             --            --              --






The accompanying notes are an integral part of the Financial Statements.







                            STATEMENTS OF OPERATIONS



                              Deutsche Portfolios



   For the period from Commencement of Operations though February 28, 1998(a)

                                  (unaudited)





                                                                                               Japanese      Global      European

                                                                     Provesta      Investa      Equity        Bond         Bond

                                                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio

                                                                    (US Dollar)  (US Dollar)  (US Dollar)  (US Dollar)  (US Dollar)


Investment Income:

Dividend income                                                      $   1,402    $   5,816   $      871    $      --    $      --

Less: foreign withholding taxes                                           (370)      (1,551)        (160)          --           --

 Net dividend income                                                     1,032        4,265          711           --           --

Interest income                                                            603          736        4,456       54,786       44,574

 Total income                                                            1,635        5,001        5,167       54,786       44,574

Expenses:

Investment management fees                                               6,485        6,593        5,400        7,704        6,256

Operations agent fees                                                   27,544       27,540       27,370       27,888       27,526

Administration agent fees                                               14,795       14,795       14,685       15,014       14,795

Custody and accounting fees                                             16,644       16,644       16,520       16,891       16,644

Audit fees                                                               7,397        7,397        7,342        7,506        7,397

Legal fees                                                               3,699        3,699        3,672        3,754        3,699

Trustees' fees and expenses                                              2,404        2,404        2,387        2,440        2,404

Insurance fees                                                             481          481          477          488          481

Reports to shareholders                                                    740          740          734          751          740

Other expenses                                                           7,917        7,918        7,860        8,035        7,917

Amortization of organization costs                                       4,876        4,876        4,840        4,948        4,876

 Total expenses                                                         92,982       93,087       91,287       95,419       92,735

   Net investment (loss)                                               (91,347)     (88,086)     (86,120)     (40,633)     (48,161)

Realized and Unrealized Gain (Loss) on  Investments and Foreign

 Currency:

Net realized gain (loss) on:

 Investments                                                            10,674       36,791      (91,002)      (2,939)      (4,830)

 Foreign currency transactions                                          26,274       23,007        4,731        1,153       11,565

Net change in unrealized appreciation/depreciation on:

 Investments                                                           108,859      182,120     (174,579)       8,248          306

 Foreign currency                                                          (11)         (44)           8         (925)      (1,354)

Net Realized and Unrealized Gain (Loss) on  Investments and

 Foreign Currency:                                                     145,796      241,874     (260,842)       5,537        5,687

Net Increase (Decrease) in Net Assets Resulting from Operations      $  54,449    $ 153,788    ($346,962)    ($35,096)    ($42,474)

(a) Commencement of operations:                                       10/17/97     10/17/97     10/20/97     10/15/97     10/17/97

The accompanying notes are an integral part of the Financial

 Statements.






                      STATEMENTS OF CHANGES IN NET ASSETS



                              Deutsche Portfolios



  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)







                                                           Provesta      Investa     Japanese Equity   Global Bond   European Bond

                                                          Portfolio     Portfolio       Portfolio       Portfolio      Portfolio

                                                          (USDollar)    (USDollar)      (USDollar)      (USDollar)     (USDollar)


Increase (Decrease) In Net Assets:

Operations--

Net investment (loss)                                     $  (91,347)   $  (88,086)       $  (86,120)   $  (40,633)     $  (48,161)

Net realized gain (loss) on investments and

foreign currency transactions                                 36,948        59,798           (86,271)       (1,786)          6,735

Net change in unrealized appreciation (depreciation) on

investments and foreign currency                             108,848       182,076          (174,571)        7,323          (1,048)

Net increase (decrease) in net assets

resulting from operations                                     54,449       153,788          (346,962)      (35,096)        (42,474)

Capital Transactions--

Proceeds from contributions                                2,278,724     2,252,980         2,000,450     3,023,649       2,474,351

Value of withdrawals                                         (19,604)         (235)             (229)         (254)       (100,566)

Net increase in net assets from capital transactions       2,259,120     2,252,745         2,000,221     3,023,395       2,373,785

 Total increase in net assets                              2,313,569     2,406,533         1,653,259     2,988,299       2,331,311

Net Assets:

Beginning of period                                           11,112        11,112            11,112        11,112          11,112

End of period                                             $2,324,681    $2,417,645        $1,664,371    $2,999,411      $2,342,423

(a) Commencement of operations:                             10/17/97      10/17/97          10/20/97      10/15/97        10/17/97

The accompanying notes are an integral part of the

 Financial Statements.






                              FINANCIAL HIGHLIGHTS



                              Deutsche Portfolios



  For the period from Commencement of Operations through February 28, 1998 (a)

                                  (unaudited)





                                                              Provesta    Investa    Japanese Equity   Global Bond   European Bond

                                                             Portfolio   Portfolio      Portfolio       Portfolio      Portfolio

                                                             (USDollar)  (USDollar)     (USDollar)      (USDollar)     (USDollar)


Ratios/Supplemental Data:

   Net assets, end of period (000's)                          $   2,325   $   2,417         $   1,664     $   2,999       $   2,342

   Ratio of expenses to average daily net assets(b)              12.17%      11.98%            14.60%         9.22%          11.11%

   Ratio of net investment income (loss) average

   net assets(b)                                               (11.96)%    (11.34)%          (13.78)%       (3.92)%         (5.77)%

   Portfolio turnover(c)                                            23%         17%               41%           22%             29%

   Average commission rate per share(d)                       $  0.2242   $  0.1809         $  0.0503            --              --

(a) Commencement of operations:                                10/17/97    10/17/97          10/20/97      10/15/97        10/17/97


(b) Annualized

(c)  Not annualized

(d) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.

The accompanying notes are an integral part of the Financial Statements.





                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)



Note 1--Organization



Deutsche Portfolios ("Portfolio Trust")  was organized on June 20, 1997, as a business trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio Trust currently consists of ten separate investment series (each a "Portfolio" and collectively the

"Portfolios"), each of which is, in effect, a separate mutual fund.  The accompanying financial statements and notes relate to five of these Portfolios which are Provesta Portfolio (US Dollar) ("Provesta Portfolio"), Investa

Portfolio (US Dollar) ("Investa Portfolio") and Japanese Equity Portfolio (US

Dollar) ("Japanese Equity Portfolio") (collectively, the "Equity Portfolios"),

and Global Bond Portfolio (US Dollar) ("Global Bond Portfolio") and European

Bond Portfolio (US Dollar) ("European Bond Portfolio") (collectively, the "Bond

Portfolios").



The investment manager of the Portfolios is Deutsche Fund Management, Inc.

("DFM" or the "Manager"), an indirect subsidiary of Deutsche Bank AG.  The investment objective of the Equity Portfolios is primarily to achieve high capital appreciation, and as a secondary objective, reasonable dividend income.

The investment objective of the Bond Portfolios is to achieve steady, high income.  The Portfolios commenced operations in October 1997.



Note 2--Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies followed by the Portfolios:



Security Valuation



The value of equity securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded.  Securities listed on a foreign exchange considered by the Manager to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued.  Unlisted securities, and securities for which the

Manager determines the listing exchange is not a primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market.

Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities with a maturity of 60 days or more are based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security.  Any security for which market quotations are not readily available, are priced in accordance with procedures adopted by the Trustees of the Portfolio Trust.



Forward Foreign Currency Contracts



The Portfolio Trust enters into forward contracts with various counterparties.

Forward contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified security or currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio

Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the close-out of the contract and the original contract price.



Note 3--Significant Agreements and Transactions with Affiliates



The Portfolio Trust has entered into an Investment Management Agreement (the

"Management Agreement") with DFM, an indirect subsidiary of Deutsche Bank AG.

DFM retains overall responsibility for supervision of the investment management program for each Portfolio but has delegated the day-to-day management of the investment operations of each Portfolio to an investment advisor.  As compensation for the services rendered by DFM under the investment management agreement with the Portfolio Trust with respect to each Portfolio, DFM receives a fee from each Portfolio, which is computed daily and paid monthly, equal to the following percentages of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year:



Provesta Portfolio          0.85%

Investa Portfolio           0.85%

Japanese Equity Portfolio   0.85%

Global Bond Portfolio       0.75%

European Bond Portfolio     0.75%



DFM has retained the services of DWS International Portfolio Management GmbH

("DWS") as investment adviser of the Portfolios. The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services, DWS receives a fee, paid by DFM, which is based on the average daily net assets of the applicable Portfolio.



                              Deutsche Portfolios



The Portfolio Trust has retained Federated Services Company as Operations Agent to the Portfolios.  As Operations Agent of the Portfolios, Federated Services

Company receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of each

Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 per Portfolio annually.  Federated Services Company receives, in its capacity as Administrator and Transfer Agent of the Deutsche Funds, Inc. and as

Operating Agent of the Portfolios, a minimum aggregate fee from each Portfolio,

its corresponding Fund and any other fund investing in each Portfolio, taken together, of $75,000 for the first year of each Portfolio's operations and

$125,000 for the second year.



The Portfolio Trust has entered into an administrative agreement with IBT Trust

Company  (Cayman) Ltd. ("IBT (Cayman)").  As Administrative Agent of the

Portfolios, IBT (Cayman) receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of $5,000 per each Portfolio.



From commencement of operations to February 28, 1998, affiliates of Deutsche

Bank AG received brokerage commissions as a result of executing agency transactions in portfolio securities in the amount of $8,846 and $6,979 from

Provesta Portfolio and Investa Portfolio, respectively.



Note 4--Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each

Portfolio for the period from commencement of operations, to February 28, 1998 are as follows:





                         Provesta    Investa        Japanese

                        Portfolio   Portfolio   Equity Portfolio


Purchases               $2,699,625  $2,545,443        $2,456,907

Sales                   $  408,719  $  296,732        $  538,185






                             Global Bond        European

                              Portfolio      Bond Portfolio


Purchases

 U.S. Government              $  789,438       $   277,766

 Non-U.S. Government           2,340,436         2,466,117

 Total                        $3,129,874       $ 2,743,883



Sales

 U.S. Government              $  298,125       $        --

 Non-U.S. Government             153,070           488,850

 Total                        $  451,195       $   488,850




At February 28, 1998, the cost of investments and the unrealized appreciation

(depreciation) of investments for each Portfolio were as follows:





                                               Provesta      Investa        Japanese       Global Bond      European

                                               Portfolio    Portfolio   Equity Portfolio    Portfolio    Bond Portfolio


Cost of Investments                           $2,301,580   $2,285,502         $1,827,720    $2,675,740       $2,250,203

Gross Unrealized Appreciation                    197,084      226,946             17,863        28,768           17,010

Gross Unrealized Depreciation                    (88,225)     (44,826)          (192,442)      (20,520)         (16,704)

Net Unrealized Appreciation/(Depreciation)       108,859      182,120           (174,579)        8,248              306




                              Deutsche Portfolios





Note 5--Forward Foreign Currency Contracts



Certain Portfolios had forward foreign currency contracts which contractually obligate the Portfolio to deliver or receive currencies at specified future dates.  The following contracts were open at February 28, 1998:





                                                                                                Foreign

                                                                                Settlement      Contract     Current   Unrealized

Provesta Portfolio                                                                 Date       U.S. $ Value    Value    Gain (Loss)


Purchase                   Deutsche Mark                                          03/02/98         $21,133   $21,147         $ 14

Sale                       Deutsche Mark                                          03/02/98           9,613     9,620           (7)

Purchase                   French Franc                                           03/31/98           1,457     1,450           (7)

Investa Portfolio

Sale                       British Pound                                          03/02/98         $21,229   $21,243         $(14)




Note 6--Off-Balance Sheet Risk and Concentration of Credit Risk



The Statement of Assets and Liabilities includes the market or fair value of contractual commitments involving forward settlement contracts. These instruments involve elements of market risk in excess of amount reflected on the

Statement of Assets and Liabilities.



Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward contracts include both purchase and sale commitments. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among the various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the

Portfolios' Statement of Assets and Liabilities. Credit risk is measured by the loss the Portfolios would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolios.





Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning their objective and policies, management fees, expenses and other information.



Directors of the Corporation and

Trustees of the Portfolio Trust

Edward C. Schmults

Robert H. Wadsworth

Werner Walbroel

G. Richard Stamberger

Christian Strenger



Officers of the Corporation

Brian A. Lee

Joseph Cheung

Robert R. Gambee

Laura Weber



Edgewood Services, Inc., Distributor

GO2216-08 (4/98)













SEMI-ANNUAL REPORT

and supplement to prospectus dated April 30, 1998



Deutsche Top 50 Europe

Deutsche European Mid-Cap Fund

Deutsche German Equity Fund

Deutsche European Bond Fund



Class A Shares and Class B Shares



[LOGO OF DEUTSCHE FUNDS]







                              PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the first Semi-Annual Report for Deutsche Top 50 Europe,

Deutsche European Mid-Cap Fund, Deutsche German Equity Fund and Deutsche

European Bond Fund.



On the following pages you will find complete financial information concerning your investment in Deutsche Funds. Also included is a list of fund holdings, and the fund's financial statements.



Please note that this report covers financial activity in the funds through

February 28, 1998.



We are very proud of the funds we offer. The Deutsche Portfolios, in which the

Deutsche Funds invest, are managed by Deutsche Fund Management, Inc., and are advised by the award-winning professionals at DWS International Portfolio

Management GmbH, in Frankfurt, Germany. These funds are poised to take advantage of the dynamic changes occurring in European markets.* The Deutsche Funds seek to provide you with a variety of ways to allocate assets within the international portion of your portfolio, while seeking to enable you to minimize risks that sometimes may be associated with international investing.



May I suggest that you take the time to review this report and familiarize yourself with your fund's strategy and holdings. We believe that the true measure of any fund's performance is over the longer term.



Thank you for selecting Deutsche Funds to pursue your financial goals. We are committed to providing quality investment products, coupled with our further commitment to the highest level of service possible.



Sincerely,







/s/ Brian Lee

Brian Lee

President

April 15, 1998



* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, emerging markets structures may be less diverse and mature, and their political systems may be less stable.





                      STATEMENTS OF ASSETS AND LIABILITIES



                              Deutsche Funds, Inc.



                         February 28, 1998 (unaudited)





                                                                                  Deutsche   Deutsche   Deutsche

                                                                                  Deutsche   European    German    European

                                                                                   Top 50     Mid-Cap    Equity      Bond

                                                                                   Europe      Fund       Fund       Fund


Assets:

Investments in corresponding Deutsche Portfolios at value                          $15,908    $18,449    $19,574    $13,814

Receivable from Manager for expense reimbursement                                   54,490     48,961     48,962     48,812

Deferred organization costs                                                         11,560     11,663     11,663     11,663

 Total assets                                                                       81,958     79,073     80,199     74,289

Liabilities:

Service fees payable--Class A                                                           13         12         13         11

Organization costs payable                                                          12,595     12,595     12,595     12,595

Accrued expenses and other liabilities                                              52,066     47,396     47,387     47,336

 Total liabilities                                                                  64,674     60,003     59,995     59,942

 Net assets                                                                        $17,284    $19,070    $20,204    $14,347

Net Assets Consist of:

Capital stock, $0.001 par value (authorized 10,000,000 shares for each Fund)             1          1          1          1

Paid-in capital                                                                     16,110     17,866     18,410     14,110

Undistributed (accumulated) net investment income (loss)                                (7)       (69)       (51)       174

Undistributed (accumulated) net realized gain (loss) on

investments and foreign currency transactions                                           97        234        410         41

Net unrealized appreciation (depreciation) of investments and foreign currency       1,083      1,038      1,434         21

 Net assets                                                                        $17,284    $19,070    $20,204    $14,347

Computation of Net Asset Value, Redemption Price and

Offering Price Per Share:

Net assets--Class A                                                                $17,284    $19,070    $20,204    $14,347

Shares outstanding--Class A                                                          1,291      1,446      1,469      1,126

Net asset value and redemption price per share--Class A                             $13.39     $13.19     $13.75     $12.74

Offering price per share--Class A                                                   $14.17     $13.96     $14.55     $13.34


The accompanying notes are an integral part of the Financial Statements.









                            STATEMENTS OF OPERATIONS



                              Deutsche Funds, Inc.

  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)





                                                                                         Deutsche    Deutsche    Deutsche

                                                                             Deutsche    European     German     European

                                                                              Top 50     Mid-Cap      Equity       Bond

                                                                              Europe       Fund        Fund        Fund


Investment Income:

Investment Income and Expenses allocated from the corresponding

 Deutsche Portfolios:

Dividend income                                                              $     28   $       9   $      37   $      --

Less: foreign withholding taxes                                                    (3)         (2)        (10)         --

  Net dividend income                                                              25           7          27          --

Interest income                                                                    53           3           4         232

Expenses                                                                       (1,347)       (587)       (601)       (484)

Net investment loss allocated from the corresponding

 Deutsche Portfolios                                                           (1,269)       (577)       (570)       (252)

Expenses:

Audit fees                                                                      2,055       1,849       1,849       1,849

Legal fees                                                                      2,055       1,849       1,849       1,849

Accounting fees                                                                 7,809       7,028       7,028       7,028

Directors' fees and expenses                                                    3,082       2,774       2,774       2,774

Administration fees                                                                 4           3           3           3

Insurance fees                                                                    452         406         406         406

Reports to Shareholders                                                         6,576       5,918       5,918       5,918

Transfer agent fees                                                             5,407       5,414       5,405       5,350

Registration fees                                                              20,630      18,567      18,567      18,567

Other expenses                                                                  4,110       3,701       3,699       3,699

Amortization of organization costs                                              1,035         932         932         932

Service fees--Class A                                                              13          12          13          11

  Total expenses                                                               53,228      48,453      48,443      48,386

Less: Expense reimbursement                                                   (54,490)    (48,961)    (48,962)    (48,812)

  Net expenses                                                                 (1,262)       (508)       (519)       (426)

     Net investment income (loss)                                                  (7)        (69)        (51)        174

Net Realized and Unrealized Gain (Loss) on Investments and Foreign

Currency allocated from the corresponding Deutsche Portfolios:

Net realized gain (loss) on:

 Investments                                                                       14          88         285         (22)

 Foreign currency transactions                                                     83         146         125          63

Net change in unrealized appreciation/depreciation on:

 Investments                                                                    1,083       1,038       1,434          26

 Foreign currency                                                                  --          --          --          (5)

  Net Realized and Unrealized Gain (Loss) on Investments and

Foreign Currency from the Deutsche Portfolios                                   1,180       1,272       1,844          62

     Net Increase (Decrease) in Net Assets Resulting From Operations         $  1,173   $   1,203   $   1,793   $     236

(a) Commencement of operations:                                               10/2/97    10/17/97    10/17/97    10/17/97




The accompanying notes are an integral part of the Financial Statements.





                      STATEMENTS OF CHANGES IN NET ASSETS



                              Deutsche Funds, Inc.



  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)







                                                                                                  Deutsche    Deutsche   Deutsche

                                                                                      Deutsche    European     German    European

                                                                                       Top 50     Mid-Cap      Equity      Bond

                                                                                       Europe       Fund        Fund       Fund


Increase (Decrease) in Net Assets:

Operations--

Net investment income (loss)                                                          $     (7)  $     (69)  $     (51)  $     174

Net realized gain (loss) on investments and foreign currency transactions                   97         234         410          41

Net change in unrealized appreciation/depreciation on investments

  and foreign currency                                                                   1,083       1,038       1,434          21

Net increase (decrease) in net assets resulting from operations                          1,173       1,203       1,793         236

Capital Share Transactions: Class A

Net proceeds from shares sold                                                            5,000       6,756       7,300       3,000

Net cost of shares redeemed                                                                 --          --          --          --

Net increase in net assets resulting from capital share

  transactions--Class A                                                                  5,000       6,756       7,300       3,000

  Total increase (decrease) in net assets                                                6,173       7,959       9,093       3,236

Net Assets:

Beginning of period                                                                     11,111      11,111      11,111      11,111

End of period(b)                                                                      $ 17,284   $  19,070   $  20,204   $  14,347





Capital Shares--Class A

Shares outstanding, beginning of period                                                    889         889         889         889

Shares sold                                                                                402         557         580         237

Shares redeemed                                                                             --          --          --          --

  Capital shares outstanding, end of period                                              1,291       1,446       1,469       1,126



(a) Commencement of operations:                                                        10/2/97    10/17/97    10/17/97    10/17/97

(b) Including undistributed (accumulated) net investment income (loss).               $     (7)  $     (69)  $     (51)  $     174




The accompanying notes are an integral part of the Financial Statements.







                              FINANCIAL HIGHLIGHTS



                              Deutsche Funds, Inc.



  For the period from Commencement of Operations through February 28, 1998 (a)

                                  (unaudited)





Selected data for a Class A share of common stock outstanding throughout the period.

                                                                                            Deutsche    Deutsche    Deutsche

                                                                                Deutsche    European     German     European

                                                                                 Top 50     Mid-Cap      Equity       Bond

                                                                                 Europe       Fund        Fund        Fund


Net asset value at beginning of period                                          $  12.50   $   12.50   $   12.50      $12.50

Investment operations:

  Net investment income (loss)                                                     (0.01)      (0.05)      (0.03)       0.15

  Net realized and unrealized gain (loss) on

  investments and foreign currency                                                  0.90        0.74        1.28        0.09

  Increase (decrease) from investment operations                                    0.89        0.69        1.25        0.24

Net asset value at end of period                                                $  13.39   $   13.19   $   13.75      $12.74

Total Return (based on net asset value)(c)*                                         7.12%       5.52%      10.00%       1.92%

Ratios and Supplemental Data

  Net assets, end of period (000's)                                             $     17   $      19   $      20   $      14

  Ratios to average net assets

  Expenses(b)**                                                                     1.60%       1.60%       1.60%       1.30%

  Net investment income (loss)(b)**                                                (0.13)%     (1.40)%     (0.99)%      3.93%



(a) Commencement of operations:                                                  10/2/97    10/17/97    10/17/97    10/17/97




(b) Includes the Fund's allocated portion of the corresponding Deutsche

    Portfolios' expenses net of expense reimbursements. Had the Manager not undertaken to reimburse such expenses, the ratios of expenses and net investment income to average net assets would have been as follows:



   Expenses to average net assets**                   1,024.42%    992.68%    953.73%    1,102.89%

   Net investment income to average net assets**    (1,022.96)%  (992.47)%  (953.13)%  (1,097.66)%


(c) Total Return based on net asset value, excluding the effect of shareholder transaction charges, assumes a purchase of common stock at net asset value at commencement of operations and a sale on the last day of the period,

    also at net asset value. During the period, total return would have been lower had certain expenses not been reimbursed by the Manager.

  * Not annualized

 ** Annualized



  The accompanying notes are an integral part of the Financial Statements.





                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Funds, Inc.

                               February 28, 1998



Note 1--Organization



Deutsche Funds, Inc. (the "Company")  was incorporated in Maryland on May 22,

1997 and is registered under the Investment Company Act of 1940, as amended (the

"1940 Act"), as an open-end management investment company. The Company currently consists of eleven separate investment series (each a "Fund" and collectively the "Funds"). The accompanying financial statements and notes thereto relate to four of these Funds: Deutsche Top 50 Europe ("Top 50 Europe"); Deutsche European

Mid-Cap Fund ("European Mid-Cap Fund"); and Deutsche German Equity Fund ("German

Equity Fund") (collectively, the "Equity Funds"); and Deutsche European Bond

Fund ("European Bond Fund").



Each of the Funds will seek to achieve their respective investment objective by investing substantially all of their assets in the corresponding portfolio of

Deutsche Portfolios (the "Portfolio Trust") having substantially the same investment objective of each of the respective Funds. The Portfolio Trust is an open-end management investment company and is comprised of ten portfolios (each a "Portfolio"). The financial statements of four of the Portfolios, including their portfolio of investments, are included elsewhere within this report and should be read in conjuction with each Fund's financial statements.



The Company has not retained the services of an investment adviser since the

Funds seek to achieve their investment objective by investing all of their investable assets in their corresponding Portfolio of the Portfolio Trust. Each

Portfolio is managed by Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank AG. Federated Services Company serves as

Administrator to the Funds and Federated Shareholder Services Company serves as transfer agent and dividend disbursing agent to the Funds. Edgewood Services,

Inc. ("Edgewood") serves as distributor to the Funds (the "Distributor").



Each Fund recognizes daily a pro-rata portion of its corresponding Portfolio's income and expenses, including fees paid to DFM and the amortization of organization expenses. Each Fund offers two classes of shares to investors,

Class A and Class B. Both Class A Shares and Class B Shares are subject to a

Service Plan and Class B Shares are also subject to a Distribution Plan. Each

Class will bear its respective portion of the expenses under the Service and

Distribution Plans. The Funds commenced operations in October  1997.  As of

February 28, 1998, only Class A Shares have been sold to the public.



Note 2--Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:



Investment Valuation



The value of a Fund's investment in the Portfolio included in the accompanying

Statements of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (percentages as of

February 28, 1998 are listed below). Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.





Fund                      Percentage   Portfolio


Top 50 Europe                0.20%     Top 50 Europe Portfolio (US Dollar)

European Mid-Cap Fund        0.79%     Provesta Portfolio (US Dollar)

German Equity Fund           0.81%     Investa Portfolio (US Dollar)

European Bond Fund           0.59%     European Bond Portfolio (US Dollar)




From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investments activities of these shareholders could have a material impact on the Funds and Portfolios.



Investment Income, Expense, Realized and Unrealized Gains and Losses



The Funds record their proportionate share of the investment income, expense,

realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expense, realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.  The Company accounts separately for the assets,

liabilities and operations of each Fund. Expenses attributable to each Fund are charged directly to the respective Fund, while general Company expenses attributable to more than one Fund of the Company are allocated among the respective Funds. The investment income and expenses of each Fund (other than

Class specific expenses, realized and unrealized gains and losses) are further allocated to each class of shares based on their relative net asset values of each Fund.



Federal Income Taxes



Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended.

Accordingly, each Fund would not be subject to U.S. federal income taxes to the extent it distributes substanially all of its taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains,

each Fund would not be subject to U.S. Federal excise tax.



Deutsche Funds, Inc.



Distributions to Shareholders



Dividends from net investment income of all Funds are declared and paid at least annually and, in the case of the European Bond Fund, monthly. Capital gains of each Fund, if any, are distributed at least annually. Dividends and capital gains distributions are distributed in U.S. dollars. The Funds record all dividend distributions to shareholders on ex-dividend date. During the period ended Febuary 28, 1998, the European Bond Fund did not distribute monthly dividends.



Deferred Organization Costs



Organization expenses incurred in connection with the organization and initial registration of the Company were paid initially by DFM and will be reimbursed by the Funds. Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the

Funds. The amount paid by each Fund on any redemption by Edgewood (or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Funds.



Note 3--Significant Agreements and Transactions with Affiliates



The Company has retained the services of Federated Services Company as

Administrator. Under the Administration Agreement, Federated Services Company

will assist in the operations of the Funds subject to the direction and control of the Board of Directors of the Company. For its services, Federated Services

Company receives a fee from each Fund, which is computed daily and paid monthly,

at an annual rate of 0.065% of the average daily net assets of each Fund up to

$500 million and 0.05% of such assets in excess of $500 million for the Fund's then current fiscal year subject to a minimum of $75,000 for the first year and

$125,000 for the second year.



The Company has entered into a distribution agreement with Edgewood. Edgewood will serve as principal distributor for shares of each Fund. Pursuant to the

Service and Distribution Plans, Class B Shares of the Funds are subject to the

Distribution Plan and Class A Shares and Class B Shares of the Funds are subject to the Service Plan. Under the Distribution Plan, Class B Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund represented by Class B Shares to finance activity that is principally intended to result in the sale of Class B

Shares of the Fund. Under the Service Plan, each Fund pays to DFM, for the provision of certain services to the holders of Class A Shares and Class B

Shares, a fee computed at an annual rate of 0.25% of the average daily net assets of each such Class of Shares.



Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for each Fund. Federated Services Company and Federated

Shareholder Services Company are both affiliated with Edgewood Services Inc. IBT

Fund Services (Canada) Inc. will provide fund accounting services to the Funds.



Expense Reimbursements



DFM has voluntarily agreed that it will reimburse each Fund through at least

August 31, 1998, to the extent necessary to maintain each Fund's total operating expenses (which includes expenses of the Fund and its pro-rata portion of expenses of the corresponding Portfolio), at not more than 1.60% and 1.30% of the average daily net assets of Class A Shares of the Equity Funds, and the

European Bond Fund, respectively.







                            PORTFOLIO OF INVESTMENTS



                       Top 50 Europe Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                 Value

Shares                                                          (Note 2)


                Common Stocks--88.8%

Austria--2.7%

         3,000  Bank Austria AG                               $  204,178

 Denmark--1.9%

         1,870  Coloplast AS B                                   147,421

 France--10.8%

         1,550  Axa-UAP                                          150,118

            70  Carrefour Supermarche SA                          42,059

         1,100  Compagnie Generale des Eaux                      173,279

         1,300  Elf-Aquitaine                                    148,138

           180  L'Air Liquide                                     29,124

            40  Rexel SA                                          13,484

         1,200  Schneider SA                                      74,784

           980  Synthelabo                                       136,973

           530  Total SA-B shares                                 58,216

                Total                                            826,175

Germany--39.7%

         3,002  Altana AG                                        239,993

         2,582  BASF AG                                           94,022

         4,261  Bayer AG                                         179,709

            70  Buderus AG                                        31,568

         1,013  Deutsche Pfandbrief-und Hypothekenbank AG         76,791

         1,436  Duerr AG                                          48,293

         1,872  Fresenius Medical Care AG                        131,484

         4,265  Gehe AG                                          225,730

         9,702  Hoechst AG                                       376,024

           454  Mannesmann AG                                    272,823

           559  Rhoen-Klinikum AG                                 57,014

         1,174  SAP AG                                           446,597

         1,767  Schering AG                                      198,633

         1,708  SGL Carbon AG                                    202,453

         3,993  Siemens AG                                       245,786

         3,162  Veba AG                                          212,241

                Total                                          3,039,161

   Italy--1.9%

        24,900  ENI SpA                                          145,846

                Netherlands--6.8%

         6,620  Elsevier                                         124,706

         2,720  International Nederlanden Groep                  144,134

         1,465  Koninklijke Ahold NV                              44,873

         1,206  Unilever NV                                       77,715

           840  Wolters Kluwer NV                                129,920

                Total                                            521,348


                            Top 50 Europe Portfolio





                                      Value

Shares                                                               (Note 2)


Common Stocks--continued

Norway--1.6%

  4,800         Tomra Systems ASA                                  $  120,044

Sweden--6.8%

  3,980         AGA AB-A                                               54,735

  1,660         AGA AB-B                                               20,963

  7,340         Astra AB-A                                            148,213

  6,230         Getinge Indutrier AB-B                                111,388

  1,630         Hoganas AB-B                                           54,007

  1,460         Securitas AB-B                                         44,267

  1,900         Telefonaktiebolaget LM Ericsson                        86,472

                Total                                                 520,045

                Switzerland--10.5%

    780         Credit Suisse Group                                   140,996

    105         Novartis AG                                           191,736

     33         Roche Holding AG                                      386,726

     41         Schweizerische Rueckversicherungs-Gesellschaft         86,503

                Total                                                 805,961

                United Kingdom--6.1%

  4,000         British Airport Authority Plc                          37,404

  6,200         Lloyds TSB Group Plc                                   93,343

 22,900         Rentokil Initial Plc                                  113,153

  4,600         Reuters Group Plc                                      46,309

  8,600         Siebe Plc                                             177,948

                Total                                                 468,157

                Total Common Stocks  (Cost -- $6,321,358)           6,798,336

                Preferred Stocks--5.0%

Germany

  1,125         Fresenius AG                                          226,383

    196         Rhoen-Klinikum AG                                      19,775

    336         SAP AG                                                138,560

                Total                                                 384,718

                Total Preferred Stocks (Cost--$331,554)               384,718

                Total Investments--93.8% (Cost--$6,652,912)         7,183,054

                Other Assets in excess of liabilities--6.2%           476,946

                Total Net Assets--100.0%                           $7,660,000




The accompanying notes are an integral part of the Financial Statements.





                            PORTFOLIO OF INVESTMENTS



                         Provesta Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                       Value

Shares                                               (Note 2)


Common Stocks--81.0%

France--4.5%

   51  Banque Nationale de Paris                     $  3,086

1,200  Business Objects SA--ADR                        16,950

   93  Cap Gemini SA .                                 10,705

  113  Compagnie Financiere de Paribas                 10,758

  280  Groupe des Assurances Nationales                 6,902

  156  Sanofi SA                                       17,700

  629  Schneider SA                                    39,199

       Total                                          105,300

Germany--65.8%

  121  Adidas AG                                       18,945

   38  ADOLF AHLERS AG                                  8,694

  153  Aixtron AG                                      29,481

  823  Altana AG                                       65,791

   75  AVA Allgemeine Handels der Verbraucher          24,809

    7  Axa Colonia Konzern AG                             853

   58  A. Friedrich Flender AG                          8,634

  200  Bankgesellschaft Berlin AG                       4,251

  864  Bayerische Hypotheken-und Wechsel-Bank AG       40,965

1,387  Bayerische Vereinsbank AG                       86,561

   28  BDAG Balcke-Duerr AG                             3,844

  149  Beiersdorf AG                                    7,048

  465  BERLINER ELEKTRO Holding AG                      9,101

  529  Berliner Kraft-und Licht (Bewag) AG             23,332

  437  BERU AG                                          8,673

  578  BHF-Bank AG                                     16,507

   23  CeWe Color Holding AG                            5,199

1,926  Continental AG                                  46,296

   33  DBV-Winterthur Holding AG                       14,646

  520  Degussa AG                                      26,948

  352  Deutsche Babcock AG                             19,600

  399  Deutsche Pfandbrief-und Hypothekenbank AG       30,246

  444  Duerr AG                                        14,932

  146  Escada AG                                       20,123

2,603  FAG Kugelfischer Georg Schaefer AG              35,733

   99  Felten & Guilleaume Energietechnik AG           10,097

   67  Fresenius AG                                    12,559

  538  Fresenius Medical Care AG                       37,788

  340  Fried Krupp AG Hoesch-Krupp                     61,857

   59  Fuchs Petrolub AG Oel + Chemie                   6,652

1,278  Gehe AG                                         67,640

  555  Gerresheimer Glas AG                             7,864

  373  Heidelberger Druckmaschinen AG                  21,551




                         Provesta Portfolio (USDollar)



                                                        Value

Shares                                                 (Note 2)


Common Stocks--continued

Germany--continued

  267  Henkel KGaA                                   $   16,398

  182  Hornbach Baumarkt AG                               5,669

  488  Hucke AG                                          10,762

  102  IWKA AG                                           22,606

   20  Karstadt AG                                        7,134

  484  Kiekert AG                                        21,000

  458  Kloeckner-Werke AG                                31,487

   86  KM Europa Metal AG--New                           10,431

  136  KM Europa Metal AG                                16,833

  100  LEONISCHE DRAHTWERKE AG                           33,079

   23  MAN AG                                             6,923

   50  Mannheimer Versicherung AG                        37,076

2,123  Metallgesellschaft AG                             42,955

  520  Metro AG                                          23,651

    4  Nuernberger Beteiligungs AG                        5,844

   12  Nuernberger Beteiligungs AG B                     18,127

1,106  Phoenix AG                                        23,171

   68  Plettac AG                                         9,222

  477  Praktiker Bau-und Heimwerkermaerkte AG             5,812

   96  Rhoen-Klinikum AG                                  9,791

  203  SAP AG                                            77,222

  609  Schering AG                                       68,459

  264  Schlott AG                                         5,007

  470  SGL Carbon AG                                     55,710

  207  Singulus Technologies AG                          15,292

1,226  SKW Trostberg AG                                  41,873

   33  Springer (Axel) Verlag AG                         27,290

   51  Varta AG                                           8,070

  117  Verseidag AG                                      12,836

   50  Wella AG                                          34,733

   26  WMF-Wurttembergische Metallwarenfabrik AG          4,014

  193  Wuensche AG                                       21,813

       Total                                          1,527,510

Ireland--0.1%

   25  CBT Group Plc--ADR                                 2,294

Italy--1.3%

2,400  Banca di Roma                                     29,549

Netherlands--6.6%

  436  Benckiser NV B (Germany)                          18,989

  556  Benckiser NV B (Netherlands)                      23,886

  700  Getronics NV                                      27,846

  566  Nutreco Holding NV                                15,315

  652  Qiagen NV                                         31,452

  569  Unilever NV                                       36,667

       Total                                            154,155




                         Provesta Portfolio (USDollar)





                                                             Value

Shares                                                     (Note 2)


Common Stocks--continued

Spain--0.7%

    225  Argentaria SA                                   $   16,770

         Switzerland--2.0%

      7  Baloise Holdings Ltd.                               15,256

     20  Kuehne & Nagel International AG                     11,908

      1  Lindt & Spruengli AG                                19,441

         Total                                               46,605

         United Kingdom--0.0%

    250  Cortecs Plc                                            704

         Total Common Stocks (Cost -- $1,809,097)         1,882,887

         Preferred Stocks--21.7%

Germany

    150  Axa Colonia Konzern AG                              17,036

     96  BERLINER ELEKTRO Holding AG                          1,683

    319  Draegerwerk AG                                       6,578

     63  Dyckerhoff AG                                       17,297

     11  EDDING AG                                            3,226

    325  Fresenius AG                                        65,400

     67  Fuchs Petrolub AG Oel + Chemie                       7,351

    141  Gerry Weber International AG .                       3,654

    218  Hans Einhell AG                                      3,413

     93  JADO Design Armatur & Beschlag AG                      423

     35  Jagenberg AG                                         2,701

    161  Jungheinrich AG                                     25,297

     22  Krones AG Hermann Kronseder Maschinenfabrik          6,853

     31  MAN AG                                               7,260

     49  Marschollek, Lautenschlaeger und Partner AG         16,074

  1,267  Metro AG                                            43,657

     26  Porsche AG                                          46,127

  1,292  Prosieben Media AG                                  64,819

    150  Rhoen-Klinikum AG                                   15,134

    164  SAP AG                                              67,631

    492  Sixt AG                                             47,604

     30  Sto AG                                              10,767

     23  Wella AG                                            17,245

     47  WMF-Wurttembergische Metallwarenfabrik AG            6,633

         Total                                              503,863

         Total Preferred Stocks (Cost -- $468,185)          503,863




                         Provesta Portfolio (USDollar)





                                                                    Value

Shares                                                             (Note 2)


Warrants--1.0%

Germany

   21             Continental AG (Exp. Date: 7/6/00)             $    2,865

  130             Allianz AG (Exp. Date: 6/30/99)                    20,824

                  Total                                              23,689

                  Total Warrants (Cost--$24,316)                     23,689

                  Total Investments--103.7% (Cost--$2,301,580)    2,410,439

                  Liabilities in excess of other assets--(3.7%)     (85,758)

                  Total Net Assets--100.0%                       $2,324,681


Notes to the Portfolio of Investments:



ADR--American Depository Receipt



The accompanying notes are an integral part of the Financial Statements.





                            PORTFOLIO OF INVESTMENTS



                          Investa Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                            Value

Shares                                                                    (Note 2)


Automotive--12.3%

     34            Bayerische Motoren Werke AG                           $   34,301

  1,394            Continental AG                                            33,508

  2,248            Daimler-Benz AG                                          184,168

     70            Volkswagen AG                                             46,098

                   Total                                                    298,075

Banking--17.3%

  2,200            Bayerische Hypotheken-und Wechsel-Bank AG                104,309

  1,800            Bayerische Vereinsbank AG                                112,336

    383            BHF-Bank AG                                               10,938

  2,300            Commerzbank AG                                            83,309

  2,350            Dresdner Bank AG                                         106,627

                   Total                                                    417,519

Chemicals--14.5%

  1,530            BASF AG                                                   55,714

  2,435            Bayer AG                                                 102,697

    589            Degussa AG                                                30,524

  4,140            Hoechst AG                                               160,455

                   Total                                                    349,390

Communications--2.9%

  3,478            Deutsche Telekom AG                                       70,275

Computer Software & Processing--4.1%

    260            SAP AG                                                    98,906

Electric Utilities--2.9%

  1,050            Veba AG                                                   70,479

Electrical Equipment--5.8%

  2,295            Siemens AG                                               141,267

Heavy Construction--0.5%

    369            Hochtief AG                                               12,816

Household Products--1.3%

    510            Henkel KGaA                                               31,322

Industrial--Diversified--9.6%

     63            Linde AG                                                  41,714

    193            Mannesmann AG                                            115,980

    113            Preussag AG                                               36,663

    166            Thyssen AG                                                36,561

                   Total                                                    230,918

Insurance--5.2%

     60            Allianz AG                                                18,905

    237            Muenchener Rueckversicherungs-Gesellschaft AG            107,534

                   Total                                                    126,439






                                                                           Value

  Shares                                                                  (Note 2)


Common Stocks--continued

Oil & Gas--0.6%

    100            Royal Dutch Petroleum Co. (Netherlands)               $    5,475

    175            Royal Dutch Petroleum Co. (Germany)                        9,658

                   Total                                                     15,133

                   Pharmaceuticals--2.6%

    552            Schering AG                                               62,052

Retailers--2.7%

     35            Karstadt AG                                               12,484

  1,172            Metro AG                                                  53,307

                   Total                                                     65,791

                   Total Common Stock (Cost $1,871,069)                   1,990,382

                   Preferred Stocks--14.0%

                   Automotive--0.8%

     27            Bayerische Motoren Werke AG                               18,458

Building Materials--0.8%

     67            Dyckerhoff AG                                             18,395

Computer Software & Processing--4.8%

    280            SAP AG                                                   115,467

Electric Utilities--4.5%

  2,327            RWE AG                                                   108,983

Household Products--0.4%

    150            Henkel KGaA                                                9,717

Industrial--Diversified--1.7%

    177            MAN AG                                                    41,453

Retailers--1.0%

    722            Metro AG                                                  24,878

                   Total Preferred Stocks (Cost $291,906)                   337,351

Warrants--5.8%

                   Automotive--0.4%

     65            Continental AG (Exp. Date: 7/6/00)                         8,869

Chemicals--0.3%

     44            BASF Finance Europe (Exp. Date: 4/9/01)                    8,248

Electric Utilities--1.6%

     85            Veba International Finance (Exp. Date: 4/6/98)            38,099

Electrical Equipment--0.1%

     14            Siemens AG (Exp. Date: 6/2/98)                             3,327

Insurance--3.4%

 45,000            Allianz AG (Exp. Date: 6/30/99)                           73,435

     10            Muenchener Rueckversicherungs-Gesellschaft AG

                     (Exp. Date: 3/13/98)                                     7,911

                   Total                                                     81,346

                   Total Warrants (Cost $122,527)                           139,889

                   Total Investments--102.1% (Cost--$2,285,502)           2,467,622

                   Liabilities in excess of other assets--(2.1%)            (49,977)

                   Total Net Assets--100.0%                              $2,417,645


Notes to the Portfolio of Investments:

The accompanying notes are an integral part of the Financial Statements.





                            PORTFOLIO OF INVESTMENTS



                       European Bond Portfolio (USDollar)



                         February 28, 1998 (unaudited)





                                                                                                                            Market

                                                      Face                                                                   Value

Currency         Value                                                    (Note 2)


Corporate Debt--19.7%

Denmark--3.6%

                                Nykredit AS

  DKK            598,640        6.000% Due 10/01/26                              $ 84,949

Multinational--4.8%

                                Nordic Investment Bank

  DEM            200,000        4.875% Due 03/01/01                               111,862

Netherlands-- 8.1%

                                Commerzbank Overseas Finance

  ITL        120,000,000        10.800% Due 04/14/00                               74,927

                                Schleswig-Holsteinische Finance

  DEM            200,000        5.625% Due 07/30/07                               113,736

                                  Total                                           188,663

Sweden--3.2%

                                Swedish Export Credit

  ITL        120,000,000        10.750% Due 06/09/00                               75,329

                                  Total Corporate Debt (Cost--$458,508)           460,803

U.S. Government Agency Obligations--12.0%

United States--12.0%

                                Federal National Mortgage Association--Global

  DEM            500,000        5.000% Due 02/16/01                               280,480

                                  Total U.S. Government Agency Obligations

                                  (Cost--$282,283)                                280,480

Sovereign Debt Obligations--64.4%

Austria--3.8%

                                Republic of Austria

  DEM            150,000        6.000% Due 02/01/06                                88,444

Belgium--3.8%

                                Kingdom of Belgium

  DEM            150,000        6.250% Due 10/06/03                                88,817

Denmark--6.9%

                                Kingdom of Denmark

  DKK          1,000,000        7.000% Due 12/15/04                               160,881

France--11.6%

                                French Treasury Bill

  ECU            250,000        4.500% Due 07/12/02                               271,434

Germany--14.0%

                                Deutschland Republic

  DEM            150,000        6.000% Due 09/15/03                                88,320

  DEM            250,000        6.000% Due 01/05/06                               147,890

  DEM            150,000        6.250% Due 01/04/24                                91,298

                                  Total                                           327,508




                       European Bond Portfolio (USDollar)





                                                                                     Market

                 Face                                                                 Value

Currency         Value                                                               (Note 2)


Sovereign Debt Obligations--continued

Ireland--4.7%

                                Irish Gilt

  IEP             75,000        6.250% Due 10/18/04                                  $  109,226

Norway--4.9%

                                Norwegian Government

  NOK            500,000        5.750% Due 11/30/04                                      68,251

  NOK            350,000        6.750% Due 01/15/07                                      51,041

                                  Total                                                 119,292

Spain--3.7%

                                Spanish Government

  DEM            150,000        5.750% Due 01/03/07                                      86,046

Sweden--3.3%

                                Kingdom of Sweden

  ITL        120,000,000        10.000% Due 02/08/01                                     76,404

United Kingdom--7.7%

                                United Kingdom Gilts

  GBP            100,000        7.750% Due 09/08/06                                     181,175

                                  Total Sovereign Debt Obligations (Cost--$1,791,695) 1,509,227

                                  Total Investments--96.1% (Cost--$2,250,203)         2,250,510

                                  Other Assets in excess of liabilities--3.9%            91,913

                                  Total Net Assets--100.0%                           $2,342,423


Notes to the Portfolio of Investments:

Currency Abbreviations Defined:

DEM--German Deutschemark

DKK--Denmark Krona

GBP--Great British Pound

IEP--Irish Pound

ITL--Italian Lira

NOK--Norwegian Krona

ECU--European Currency Unit

The accompanying notes are an integral part of the Financial Statements.



                      STATEMENTS OF ASSETS AND LIABILITIES



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)





                                                                  Top 50 Europe    Provesta      Investa    European Bond

                                                                    Portfolio      Portfolio    Portfolio     Portfolio

                                                                   (US Dollar)    (US Dollar)  (US Dollar)   (US Dollar)


Assets:

Investments, at value                                                $7,183,054   $2,410,439   $2,467,622      $2,250,510

Cash                                                                    399,719        5,800        2,662         125,545

Foreign currency                                                             --        2,425          535              --

Dividends receivable                                                      7,932           --           --              --

Interest receivable                                                         867           32           51          49,924

Receivable from securities sold                                              --        9,618       21,238              --

Receivable from transactions in Investors' Beneficial Interest        1,099,591        9,953        9,986              --

Deferred organization costs                                              60,494       61,036       61,036          61,036

 Total assets                                                         8,751,657    2,499,303    2,563,130       2,487,015

Liabilities:

Payable for investments purchased                                       927,610       29,789          535              --

Unrealized depreciation on forward foreign currency contracts                --           --           14              --

Investment management fees payable                                       19,927        6,485        6,593           6,256

Organization expenses payable                                            65,912       65,912       65,912          65,912

Accrued expenses and other liabilities                                   78,208       72,436       72,431          72,424

 Total liabilities                                                    1,091,657      174,622      145,485         144,592

 Net assets                                                          $7,660,000   $2,324,681   $2,417,645      $2,342,423

Net Assets:

Applicable to Investors' Beneficial Interests                        $7,660,000   $2,324,681   $2,417,645      $2,342,423



Cost of investments                                                  $6,652,912   $2,301,580   $2,285,502      $2,250,203

Cost of foreign currency                                                     --       $2,448         $536              --




The accompanying notes are an integral part of the Financial Statements.





                            STATEMENTS OF OPERATIONS



                              Deutsche Portfolios



   For the period from Commencement of Operations though February 28, 1998(a)

                                  (unaudited)





                                                                                                          European

                                                               Top 50 Europe    Provesta      Investa       Bond

                                                                 Portfolio      Portfolio    Portfolio    Portfolio

                                                                (US Dollar)    (US Dollar)  (US Dollar)  (US Dollar)


Investment Income:

Dividend income                                                     $ 12,577    $   1,402    $   5,816    $      --

Less: foreign withholding taxes                                       (1,424)        (370)      (1,551)          --

 Net dividend income                                                  11,153        1,032        4,265           --

Interest income                                                       14,823          603          736       44,574

 Total income                                                         25,976        1,635        5,001       44,574

Expenses:

Investment management fees                                            19,927        6,485        6,593        6,256

Operations agent fees                                                 30,317       27,544       27,540       27,526

Administration agent fees                                             16,438       14,795       14,795       14,795

Custody and accounting fees                                           18,494       16,644       16,644       16,644

Audit fees                                                             8,219        7,397        7,397        7,397

Legal fees                                                             4,110        3,699        3,699        3,699

Trustees' fees and expenses                                            2,672        2,404        2,404        2,404

Insurance fees                                                           534          481          481          481

Reports to shareholders                                                  822          740          740          740

Other expenses                                                         8,842        7,917        7,918        7,917

Amortization of organization costs                                     5,418        4,876        4,876        4,876

 Total expenses                                                      115,793       92,982       93,087       92,735

   Net investment (loss)                                             (89,817)     (91,347)     (88,086)     (48,161)

Realized and Unrealized Gain (Loss) on Investments

  and Foreign Currency:

Net realized gain (loss) on:

 Investments                                                           6,039       10,674       36,791       (4,830)

 Foreign currency transactions                                        28,590       26,274       23,007       11,565

Net change in unrealized appreciation/depreciation on:

 Investments                                                         530,141      108,859      182,120          306

 Foreign currency                                                     (1,767)         (11)         (44)      (1,354)

Net Realized and Unrealized Gain (Loss) on  Investments

   and Foreign Currency:                                             563,003      145,796      241,874        5,687

Net Increase (Decrease) in Net Assets Resulting

  from Operations                                                   $473,186    $  54,449    $ 153,788     ($42,474)

(a) Commencement of operations:                                      10/2/97     10/17/97     10/17/97     10/17/97






The accompanying notes are an integral part of the Financial Statements.



                      STATEMENTS OF CHANGES IN NET ASSETS



                              Deutsche Portfolios



  For the period from Commencement of Operations through February 28, 1998(a)

                                  (unaudited)







                                                                         Top 50 Europe     Provesta      Investa     European Bond

                                                                           Portfolio      Portfolio     Portfolio      Portfolio

                                                                           (USDollar)     (USDollar)    (USDollar)     (USDollar)


Increase (Decrease) In Net Assets:

Operations--

Net investment (loss)                                                      $   (89,817)   $  (91,347)   $  (88,086)     $  (48,161)

Net realized gain (loss) on investments and foreign currency

 transactions                                                                   34,629        36,948        59,798           6,735

Net change in unrealized appreciation (depreciation) on investments

 and foreign currency                                                          528,374       108,848       182,076          (1,048)

Net increase (decrease) in net assets resulting from operations                473,186        54,449       153,788         (42,474)

Capital Transactions--

Proceeds from contributions                                                  8,364,553     2,278,724     2,252,980       2,474,351

Value of withdrawals                                                        (1,188,851)      (19,604)         (235)       (100,566)

Net increase in net assets from capital transactions                         7,175,702     2,259,120     2,252,745       2,373,785

 Total increase in net assets                                                7,648,888     2,313,569     2,406,533       2,331,311

Net Assets:

Beginning of period                                                             11,112        11,112        11,112          11,112

End of period                                                              $ 7,660,000    $2,324,681    $2,417,645      $2,342,423

(a) Commencement of operations:                                                10/2/97      10/17/97      10/17/97        10/17/97


The accompanying notes are an integral part of the Financial

 Statements.





                              FINANCIAL HIGHLIGHTS



                              Deutsche Portfolios



  For the period from Commencement of Operations through February 28, 1998 (a)

                                  (unaudited)





                                                     Top 50 Europe    Provesta   Investa    European Bond

                                                       Portfolio     Portfolio   Portfolio    Portfolio

                                                      (USDollar)    (USDollar)  (USDollar)    (USDollar)


Ratios/Supplemental Data:

  Net assets, end of period (000's)                    $  7,660   $   2,325   $   2,417       $   2,342

  Ratio of expenses to average daily net                   5.75%      12.17%      11.98%          11.11%

    assets(b)

  Ratio of net investment income (loss) average          (4.46)%    (11.96)%    (11.34)%         (5.77)%

    net assets(b)

  Portfolio turnover(c)                                      22%         23%         17%             29%

  Average commission rate per share(d)                 $ 0.1287   $  0.2242   $  0.1809              --

(a) Commencement of operations:                           10/2/97    10/17/97    10/17/97        10/17/97

(b) Annualized


(c)  Not annualized

(d) Represents average brokerage commission rate per share of total security trades on which brokerage commissions were charged.

The accompanying notes are an integral part of the Financial Statements.







                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)



Note 1--Organization



Deutsche Portfolios ("Portfolio Trust")  was organized on June 20, 1997, as a business trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolio Trust currently consists of ten separate investment series (each a "Portfolio" and collectively the

"Portfolios"), each of which is, in effect, a separate mutual fund.  The accompanying financial statements and notes relate to four of these Portfolios which are Top 50 Europe Portfolio (US Dollar) ("Top 50 Europe Portfolio"),

Provesta Portfolio (US Dollar) ("Provesta Portfolio"), and Investa Portfolio (US

Dollar) ("Investa Portfolio") (collectively, the "Equity Portfolios"), and

European Bond Portfolio (US Dollar) ("European Bond Portfolio").



The investment manager of the Portfolios is Deutsche Fund Management, Inc.

("DFM" or the "Manager"), an indirect subsidiary of Deutsche Bank AG.  The investment objective of the Equity Portfolios is primarily to achieve high capital appreciation, and as a secondary objective, reasonable dividend income.

The investment objective of the European Bond Portfolio is to achieve steady,

high income.  The Portfolios commenced operations in October 1997.



Note 2--Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.  The following is a summary of significant accounting policies followed by the Portfolios:



Security Valuation



The value of equity securities listed on a U.S. securities exchange are valued at the last quoted sales price on the securities exchange or national securities market on which such securities are primarily traded.  Securities listed on a foreign exchange considered by the Manager to be a primary market for the securities are valued at the last quoted sale price available before the time when net assets are valued.  Unlisted securities, and securities for which the

Manager determines the listing exchange is not a primary market, are valued at the average of the quoted bid-and-ask prices in the over-the-counter market.

Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.  Debt securities with a maturity of 60 days or more are based on the last sales price on a national securities exchange or in the absence of recorded sales, at the average of readily available closing bid-and-asked prices on such exchanges or at the average of the readily available closing bid and asked prices in the over-the-

counter market, if such exchange or market constitutes the broadest and most representative market for the security.  Any security for which market quotations are not readily available, are priced in accordance with procedures adopted by the Trustees of the Portfolio Trust.



Forward Foreign Currency Contracts



The Portfolio Trust enters into forward contracts with various counterparties.

Forward contracts are over-the-counter contracts for delayed delivery of securities or currency in which the buyer agrees to buy and the seller agrees to deliver a specified security or currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses. When the forward contract is closed, the Portfolio

Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the close-out of the contract and the original contract price.



Investment Transactions



Investment transactions are recorded on trade date.  Cost of securities sold is calculated using identified cost method.  Dividend income is recorded on ex-

dividend date and interest income is recorded on an accrual basis.  Such dividend and interest income is recorded net of the unrecoverable portion of any applicable foreign withholding tax.



Foreign Currency Translation



The books and records of the Portfolios are maintained in US Dollars.  Assets and liabilities denominated in foreign currency amounts are translated at the relevant foreign exchange rate.  Purchase and sales of investment securities,

income and expenses are recorded at the prevailing exchange rate on the respective days of such transactions.  The resultant gains and losses arising from exchange rate fluctuations are identified separately in the Statements of

Operations, except for such amounts attributable to investments which are included in net realized and unrealized gains and losses on investments.

Foreign investments may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among others, the possibility of political and economic developments and the level of governmental supervision and regulation of foreign securities markets.



Federal Income Taxes



Each Portfolio is treated as a partnership under the U.S. Internal Revenue Code

(the "Code"). Accordingly, each Portfolio will not be subject to any federal income tax on its income and net realized gains (if any).  However, each investor in a Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability.  The determination of such share will be made in accordance with the applicable sections of the Code.  It is intended that each Portfolio's assets, income and allocation will be managed in such a way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that such investment company invests all of its assets in the corresponding Portfolio.



Deutsche Portfolios





Expenses



Expenses are recorded on an accrual basis.  Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are charged to that

Portfolio.  Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios in such a manner as deemed equitable by  the

Trustees.



Deferred Organization Expenses



Organization expenses incurred in connection with the organization and initial registration of the Portfolio Trust were paid initially by DFM and will be reimbursed by the Portfolios.  Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the Portfolios.  Any amount received by the Portfolio from its corresponding Fund as a result of a redemption by Edgewood Services Inc.,

distributor of the Deutsche Funds, Inc. of any of its Initial Interest in the

Portfolio will be applied so as to reduce the amount of unamortized organization expenses.  The amount paid by the Portfolio Trust on any withdrawal by the

Deutsche Funds, Inc. of all or part of its Initial Interest in the Portfolios will be reduced by a portion of any unamortized organization expenses of the

Portfolios, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolios then outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolios.



Note 3--Significant Agreements and Transactions with Affiliates



The Portfolio Trust has entered into an Investment Management Agreement (the

"Management Agreement") with DFM, an indirect subsidiary of Deutsche Bank AG.

DFM retains overall responsibility for supervision of the investment management program for each Portfolio but has delegated the day-to-day management of the investment operations of each Portfolio to an investment advisor.  As compensation for the services rendered by DFM under the investment management agreement with the Portfolio Trust with respect to each Portfolio, DFM receives a fee from each Portfolio, which is computed daily and paid monthly, equal to the following percentages of each Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year:



Top 50 Europe Portfolio   1.00%

Provesta Portfolio        0.85%

Investa Portfolio         0.85%

European Bond Portfolio   0.75%



DFM has retained the services of DWS International Portfolio Management GmbH

("DWS") as investment adviser of the Portfolios. The adviser is an indirect subsidiary of Deutsche Bank AG.  As compensation for its services, DWS receives a fee, paid by DFM, which is based on the average daily net assets of the applicable Portfolio.



The Portfolio Trust has retained Federated Services Company as Operations Agent to the Portfolios.  As Operations Agent of the Portfolios, Federated Services

Company receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of 0.035% of the average daily net assets of each

Portfolio for the Portfolio's then-current fiscal year, subject to a minimum fee of $60,000 per Portfolio annually.  Federated Services Company receives, in its capacity as Administrator and Transfer Agent of the Deutsche Funds, Inc. and as

Operating Agent of the Portfolios, a minimum aggregate fee from each Portfolio,

its corresponding Fund and any other fund investing in each Portfolio, taken together, of $75,000 for the first year of each Portfolio's operations and

$125,000 for the second year.



The Portfolio Trust has entered into an administrative agreement with IBT Trust

Company  (Cayman) Ltd. ("IBT (Cayman)").  As Administrative Agent of the

Portfolios, IBT (Cayman) receives a fee from each Portfolio, which is computed daily and paid monthly, at the annual rate of $5,000 per  each Portfolio.



From commencement of operations to February 28, 1998, affiliates of Deutsche

Bank AG received brokerage commissions as a result of executing agency transactions in portfolio securities in the amount of $9,236, $8,846 and $6,979,

from the Top 50 Europe Portfolio, Provesta Portfolio, and Investa Portfolio,

respectively.





Deutsche Portfolios



Note 4--Investment Portfolio Transactions



Purchases and sales of investments, exclusive of short-term securities, for each

Portfolio for the period from commencement of operations, to February 28, 1998 are as follows:



                               Top 50         Provesta     Investa

                          Europe Portfolio    Portfolio    Portfolio

Purchases                     $7,541,467      $2,699,625  $2,545,443

Sales                         $  894,594      $  408,719  $  296,732



                                             European

                                          Bond Portfolio

Purchases

 U.S. Government                              $  277,766

 Non-U.S. Government                           2,466,117

 Total                                        $2,743,883



Sales

 U.S. Government                              $       --

 Non-U.S. Government                             488,850

 Total                                        $  488,850



At February 28, 1998, the cost of investments and the unrealized appreciation

(depreciation) of investments for each Portfolio were as follows:







                                                    Top 50        Provesta      Investa       European

                                                Europe Portfolio  Portfolio    Portfolio   Bond Portfolio


Cost of Investments                                 $6,652,912   $2,301,580   $2,285,502       $2,250,203

Gross Unrealized Appreciation                          630,819      197,084      226,946           17,010

Gross Unrealized Depreciation                         (100,678)     (88,225)     (44,826)         (16,704)

Net Unrealized Appreciation/(Depreciation)             530,141      108,859      182,120              306




Note 5--Forward Foreign Currency Contracts



Certain Portfolios had forward foreign currency contracts which contractually obligate the Portfolio to deliver or receive currencies at specified future dates.  The following contracts were open at February 28, 1998:





                                              Foreign

                                Settlement    Contract   Current  Unrealized

Provesta Portfolio                 Date     U.S. $ Value  Value   Gain (Loss)


Purchase        Deutsche Mark    03/02/98       $21,133  $21,147     $ 14

Sale            Deutsche Mark    03/02/98         9,613    9,620       (7)

Purchase        French Franc     03/31/98         1,457    1,450       (7)

Investa Portfolio

Sale            British Pound    03/02/98       $21,229  $21,243     $(14)




Note 6--Off-Balance Sheet Risk and Concentration of Credit Risk



The Statement of Assets and Liabilities includes the market or fair value of contractual commitments involving forward settlement contracts. These instruments may involve elements of market risk in excess of amounts reflected on the Statement of Assets and Liabilities.



Notional amounts are indicative only of the volume of activity; they are not a measure of market risk. Notional amounts of forward contracts include both purchase and sale commitments. Notional amounts of futures include contracts purchased as well as contracts sold. Market risk is influenced by the nature of the items that comprise a particular category of financial instruments and by the relationship among the various off-balance sheet categories as well as the relationship between off-balance sheet items and items recorded on the

Portfolios' Statement of Assets and Liabilities. Credit risk is measured by the loss the Portfolios would record if its counterparties failed to perform pursuant to terms of their obligations to the Portfolios.







Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning their objective and policies, management fees, expenses and other information.





Directors of the Corporation and

Trustees of the Portfolio Trust

Edward C. Schmults

Robert H. Wadsworth

Werner Walbroel

G. Richard Stamberger

Christian Strenger



Officers of the Corporation

Brian A. Lee

Joseph Cheung

Robert R. Gambee

Laura Weber



Edgewood Services, Inc., Distributor

GO2216-09 (4/98)















SEMI-ANNUAL REPORT

and supplement to prospectus dated April 30, 1998



Deutsche US Money Market Funds



Class A and Class B Fund and Class Y Fund



                                                           Deutsche Funds [LOGO]





                              PRESIDENT'S MESSAGE



Dear Shareholder:



I am pleased to present the first Semi-Annual Report for Deutsche US Money

Market Funds.*



On the following pages you will find complete financial information concerning your investment in Deutsche Funds. Please note that this report covers financial activity in the funds through February 28, 1998.



Thank you for selecting Deutsche Funds to pursue your financial goals. We are committed to providing quality investment products, coupled with our further commitment to the highest level of service possible.



Sincerely,



/s/ Brian Lee



Brian Lee

President

April 15, 1998



*   Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.



**  Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.





                      STATEMENTS OF ASSETS AND LIABILITIES



                              Deutsche Funds, Inc.

                         February 28, 1998 (unaudited)





                                                                                    Deutsche         Deutsche

                                                                                       US        Institutional US

                                                                                  Money Market     Money Market

                                                                                      Fund             Fund

                                                                                    (Class A)        (Class Y)

                                                                                  ------------   ----------------


Assets:

------------------------------------------------------------------------------

Investments in corresponding Deutsche Portfolios at value                           $   100            $   100

------------------------------------------------------------------------------

Cash                                                                                 68,000             18,000

------------------------------------------------------------------------------

Deferred organization costs                                                           6,294              6,294

------------------------------------------------------------------------------      -------            -------

 Total assets                                                                        74,394             24,394

------------------------------------------------------------------------------      -------            -------

Liabilities:

------------------------------------------------------------------------------

Organization costs payable                                                            6,294              6,294

------------------------------------------------------------------------------

 Total liabilities                                                                    6,294              6,294

------------------------------------------------------------------------------      -------            -------

 Net assets                                                                         $68,100            $18,100

------------------------------------------------------------------------------      -------            -------

Net Assets Consist of:

------------------------------------------------------------------------------

Capital Stock, $0.001 par value (authorized 10,000,000 shares per Fund)                  68                 18

------------------------------------------------------------------------------

Paid-in capital                                                                      68,032             18,082

------------------------------------------------------------------------------      -------            -------

 Net assets                                                                         $68,100            $18,100

------------------------------------------------------------------------------      -------            -------

Computation of Net Asset Value, Redemption Price and Offering Price Per Share:

------------------------------------------------------------------------------

Shares outstanding                                                                   68,100             18,100

------------------------------------------------------------------------------      -------            -------

Net asset value, redemption price and offering price per share                        $1.00              $1.00

------------------------------------------------------------------------------      -------            -------




The accompanying notes are an integral part of the Financial Statements.







                      STATEMENTS OF CHANGES IN NET ASSETS



                              Deutsche Funds, Inc.



             For the period ended February 28, 1998(a) (unaudited)







                                                          Deutsche         Deutsche

                                                             US        Institutional US

                                                        Money Market     Money Market

                                                            Fund             Fund

                                                          (Class A)        (Class Y)

                                                        ------------   ----------------


Increase (Decrease) In Net Assets:

----------------------------------------------------

Operations--

----------------------------------------------------

Net investment income                                        $    --            $    --

----------------------------------------------------

Net realized gain on investments                                  --                 --

----------------------------------------------------

Net change in unrealized appreciation on investments              --                 --

----------------------------------------------------         -------            -------

Net increase in net assets resulting from operations              --                 --

----------------------------------------------------         -------            -------

Capital Transactions--

----------------------------------------------------

Proceeds from contributions                                   68,000             18,000

----------------------------------------------------

Value of withdrawals                                              --                 --

----------------------------------------------------         -------            -------

Net increase in net assets from capital transactions          68,000             18,000

----------------------------------------------------         -------            -------

 Total increase in net assets                                 68,000             18,000

----------------------------------------------------

Net Assets:

----------------------------------------------------

Beginning of period                                              100                100

----------------------------------------------------         -------            -------

End of period                                                $68,100            $18,100

----------------------------------------------------         -------            -------

Capital Shares

----------------------------------------------------

Shares outstanding, beginning of period                          100                100

----------------------------------------------------

Shares sold                                                   68,000             18,000

----------------------------------------------------

Shares redeemed                                                   --                 --

----------------------------------------------------         -------            -------

 Capital shares outstanding, end of period                    68,100             18,100

----------------------------------------------------         -------            -------




(a) The Funds have not commenced investment operations.

The accompanying notes are an integral part of the Financial Statements.







                              FINANCIAL HIGHLIGHTS



                              Deutsche Funds, Inc.



             For the period ended February 28, 1998(a) (unaudited)



  Selected data for a share of common stock outstanding throughout the period.





                                                      Deutsche         Deutsche

                                                         US        Institutional US

                                                    Money Market     Money Market

                                                        Fund             Fund

                                                      (Class A)        (Class Y)

                                                    ------------   ----------------


Net asset value at beginning of period                     $1.00              $1.00

------------------------------------------------

Investment operations:

------------------------------------------------

 Net investment income                                        --                 --

------------------------------------------------

 Net realized and unrealized gain on investments              --                 --

------------------------------------------------           -----              -----

 Increase from investment operations                          --                 --

------------------------------------------------           -----              -----

Net asset value at end of period                           $1.00              $1.00

------------------------------------------------           -----              -----

Total Return                                                  --                 --

------------------------------------------------

Ratios and Supplemental Data

------------------------------------------------

 Net assets, end of period (000's)                         $  68              $  18

------------------------------------------------

 Ratio to average net assets                                  --                 --

------------------------------------------------

 Expenses                                                     --                 --

------------------------------------------------

 Net investment income                                        --                 --

------------------------------------------------




(a) The Funds have not commenced investment operations.

The accompanying notes are an integral part of the Financial Statements.





                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Funds, Inc.



                         February 28, 1998 (unaudited)



Note 1 -- Organization



Deutsche Funds, Inc. (the "Company") was incorporated in Maryland on May 22,

1997 and is registered under the Investment Company Act of 1940, as amended (the

"1940 Act"), as an open-end management investment company. The Company currently consists of eleven separate investment series (the "Funds"). The accompanying financial statements and notes relate to the Deutsche US Money Market Fund and

Deutsche Institutional US Money Market Fund, (each a "Fund" and collectively the

"Money Market Funds") each of which is, in effect, a separate mutual fund. As of

February 28, 1998 the Funds have not commenced investment operations.



Each of the Money Market Funds seeks to achieve their respective investment objective by investing substantially all of their assets in the US Money Market

Portfolio (US Dollar) (the "Portfolio", one of the ten portfolios constituting the Deutsche Portfolios (the "Portfolio Trust")) having substantially the same investment objective of each of the Money Market Funds.



The Company has not retained the services of an investment adviser since the

Money Market Funds will seek to achieve their investment objective by investing all of their investable assets in the Portfolio. The Portfolio is managed by

Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank

AG. Federated Services Company is the Administrator to the Money Market Funds

and Federated Shareholder Services Company is the transfer agent and dividend disbursing agent to the Money Market Funds. Edgewood Services, Inc. ("Edgewood")

is the distributor to the Money Market Funds.



Each Fund will absorb daily a pro-rata portion of the Portfolio's income and expenses, including fees paid to DFM and the amortization of organization expenses. Additionally, the Deutsche US Money Market Fund offers two classes of shares to investors, Class A and Class B. Both Class A Shares and Class B Shares

are subject to a Service Plan and Class B Shares are also subject to a

Distribution Plan. Each Class will bear their respective portion of the expenses under the Service and Distribution Plan. As of February 28, 1998, only Class A

Shares of the Deutsche US Money Market Fund have been sold to the public; shares of the Deutsche Institutional US Money Market Fund have not been sold to the public.



Note 2 -- Significant Accounting Policies



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:



Investment Valuation



The value of each Fund's investment in the Portfolio included in the accompanying Statements of Assets and Liabilities reflects each Fund's proportionate beneficial interest in the net assets of the Portfolio

(percentages as of February 28, 1998 are listed below). Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolios' Notes to Financial

Statements which are included elsewhere in this report.





Fund                                                        Percentage     Portfolio

------------------------------------------                  -----------    -------------------------------------


Deutsche USMoney Market Fund                                     47.62%    US Money Market Portfolio (US Dollar)

Deutsche Institutional USMoney Market Fund                       47.62%    US Money Market Portfolio (US Dollar)




Investment Income, Expense and Realized Gains and Losses



The Money Market Funds record its share of the investment income, expense and realized gains and losses recorded by the Portfolio on a daily basis. The investment income, including accretion of discount and amortization of premium,

expenses and realized gains and losses are allocated daily to investors of the

Portfolio based upon the amount of their investment in the Portfolio.



Federal Income Taxes



Each Fund is treated as a separate entity for Federal income tax purposes. It is the policy of each Fund to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended.

Accordingly, each Fund would not be subject to U.S. federal income taxes to the extent it distributes substantially all of its taxable income including any net capital gains for each fiscal year. In addition, by distributing, during each calendar year, substantially all of its net investment income and capital gains,

each Fund would not be subject to U.S. federal excise tax.



Distributions to Shareholders



All of the Money Market Funds' net income and short-term capital gains and losses, if any, are declared as a dividend daily and paid monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.



Deferred Organization Costs



Organization expenses incurred in connection with the organization and initial registration of the Company will be paid initially by DFM and reimbursed by the

Funds. Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the

Money Market Funds. The amount paid by each Fund on any redemption by Edgewood

(or any subsequent holder) of such Fund's initial shares will be reduced by the pro-rata portion of any unamortized organization expenses of the Money Market

Funds.



Note 3 -- Significant Agreements and Transactions with Affiliates



The Company has retained the services of Federated Services Company as

Administrator. Under the Administration Agreement, Federated Services Company

will assist in the operations of the Money Market Funds subject to the direction and control of the Board of Directors of the Company. For its services,

Federated Services Company will receive a fee from each Fund, which is computed daily and paid monthly, at an annual rate of 0.045% of each Fund's average daily net assets. If after the first year of operations of each Fund, the average net assets of the Portfolio have not reached $325 million, the Administrator's fee would be increased to an annual rate of 0.065% of the average daily net assets of each Fund up to $200 million and 0.0525% of such assets in excess of $200 million for the Fund's then current fiscal year.



The Company has entered into a distribution agreement with Edgewood. Edgewood will serve as principal distributor for shares of the Funds. The Company has adopted a Service Plan in accordance with Rule 12b-1 of the 1940 Act whereby

Class A Shares are subject to the Service Plan. Under the Service Plan, the

Class A Shareholders pay DFM for the provision of certain services a fee computed at an annual rate of 0.25% of the average daily net assets of the Class

A Shares.



Federated Shareholder Services Company serves as the transfer agent and dividend disbursing agent for the Money Market Funds. Federated Services Company and

Federated Shareholder Services Company are both affiliated with Edgewood. IBT

Fund Services (Canada) Inc. provides fund accounting services to the Money

Market Funds.



DFM together with IBT Fund Services (Canada) Inc., its affiliates, and other service providers have voluntarily agreed that they will waive their fees and/or reimburse each Fund through at least one year from the Money Market Funds'

commencement of operations, to the extent necessary to maintain each Fund's total operating expenses (which includes expenses of each Fund and its pro-rata portion of expenses of the corresponding Portfolio, but does not cover extraordinary expenses during the period) at not more than 0.20% of the average daily net assets of Deutsche Institutional US Money Market Fund, and at not more than 0.55% and 1.30% of the average daily net assets of Class A Shares and Class

B Shares, respectively, of the Deutsche US Money Market Fund.





                      STATEMENT OF ASSETS AND LIABILITIES



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)



                                       US

                                  Money Market

                                    Portfolio

                                   (US Dollar)

                                                                    ------------

Assets:

--------------------------------------------------------------

Cash                                                                   $   210

--------------------------------------------------------------

Deferred organization costs                                             65,912

--------------------------------------------------------------         -------

 Total assets                                                           66,122

--------------------------------------------------------------         -------

Liabilities:

--------------------------------------------------------------

Organization costs payable                                              65,912

--------------------------------------------------------------         -------

 Total liabilities                                                      65,912

--------------------------------------------------------------         -------

 Net assets                                                            $   210

--------------------------------------------------------------         -------

Net Assets:

--------------------------------------------------------------

Applicable to Investors' Beneficial Interests                          $   210

--------------------------------------------------------------



The accompanying notes are an integral part of the Financial Statements.





                       STATEMENT OF CHANGES IN NET ASSETS



                              Deutsche Portfolios



             For the period ended February 28, 1998(a) (unaudited)





                                       US

                                  Money Market

                                    Portfolio

                                   (US Dollar)

                                                                    ------------

Increase (Decrease) In Net Assets:

--------------------------------------------------------------

Operations--

--------------------------------------------------------------

Net investment income                                                    --

--------------------------------------------------------------

Net realized gain on investments                                         --

--------------------------------------------------------------

Net change in unrealized appreciation on investments                     --

--------------------------------------------------------------         ----

Net increase in net assets resulting from operations                     --

--------------------------------------------------------------         ----

Capital Transacztions--

--------------------------------------------------------------

Proceeds from contributions                                              --

--------------------------------------------------------------

Value of withdrawals                                                     --

--------------------------------------------------------------

Net increase in net assets from capital transactions                     --

--------------------------------------------------------------         ----

 Total increase in net assets                                            --

--------------------------------------------------------------         ----

Net Assets:

--------------------------------------------------------------

Beginning of period                                                     210

--------------------------------------------------------------

End of period                                                          $210

--------------------------------------------------------------         ----



(a) The Portfolio has not commenced investment operations.



The accompanying notes are an integral part of the Financial Statements.





                              FINANCIAL HIGHLIGHTS



                              Deutsche Portfolios



             For the period ended February 28, 1998(a) (unaudited)



                                       US

                                  Money Market

                                    Portfolio

                                   (US Dollar)

                                                                    ------------

Ratios/Supplemental Data

--------------------------------------------------------------

 Net assets, end of period                                              $210

--------------------------------------------------------------

 Ratio of expenses to average daily net assets                            --

--------------------------------------------------------------

 Ratio of net investment income to average net assets                     --

--------------------------------------------------------------



(a) The Portfolio has not commenced investment operations.



The accompanying notes are an integral part of the Financial Statements.





                         NOTES TO FINANCIAL STATEMENTS



                              Deutsche Portfolios



                         February 28, 1998 (unaudited)



Note 1 -- Organization



Deutsche Portfolios ("Portfolio Trust") was organized on June 20, 1997, as a business trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio Trust currently consists of ten separate investment series (the "Portfolios"), each of which is, in effect, a separate mutual fund. The accompanying financial statements and notes relate to the US Money Market Portfolio (US Dollar) (the "Portfolio").



Deutsche Fund Management, Inc. ("DFM"), an indirect subsidiary of Deutsche Bank

AG, serves as investment manager (the "Manager") to the Portfolio Trust.

Investors Bank & Trust Company serves as the custodian to the Portfolio Trust.

IBT Fund Services (Canada) Inc. serves as the fund accounting agent to the

Portfolio Trust.



The Declaration of Trust of the Portfolios permits its Trustees to issue interests in the Portfolio Trust. The investment objective of the Portfolio is primarily to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.



Note 2 -- Significant Accounting Policies



The preparation of financial statements in conformity with generally accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio:



Security Valuation



Money market instruments are valued at amortized cost, which the Trustees have determined in good faith to be fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.



Investment Transactions



Investment transactions are recorded on trade date. Cost of securities sold is calculated using identified cost method. Interest income, including the amortization of premium and the accretion of discount is accrued daily.



Federal Income Taxes



Each Portfolio is considered a partnership under the U.S. Internal Revenue Code

(the "Code"). Each Portfolio therefore believes that it will not be subject to any Federal income tax on its income and net realized gains (if any). However,

each investor in a Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal tax liability. The determination of such share will be made in accordance with the applicable sections of the Code. It is intended that each Portfolio's assets, income and allocation will be managed in such a way that a regulated investment company investing in a Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.



Expenses



Expenses are recorded on an accrual basis. Expenses of the Portfolio Trust which are directly identifiable to a specific Portfolio are allocated to that

Portfolio. Expenses not directly attributable to a specific Portfolio are allocated among the Portfolios in such a manner as deemed equitable by the Board of Trustees.



Deferred Organization Expenses



Organization expenses incurred in connection with the organization and initial registration of the Portfolio Trust will be paid initially by DFM and reimbursed by the Portfolios. Such organization expenses have been deferred and will be amortized ratably over a period of sixty months from the commencement of operations of the Portfolios. Any amount redeemed from the Portfolio from its corresponding Fund as a result of a redemption by Edgewood Services Inc.,

distributor of the Deutsche Funds, Inc., of any of its Initial Interest in the

Portfolio will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Money

Market Funds of all or part of its Initial Interest in the Portfolios will be reduced by a portion of any unamortized organization expenses of the Portfolios,

determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolios then outstanding after taking into account any prior withdrawals of any portion of the Initial

Interests in the Portfolios.



Note 3 -- Significant Agreements and Transactions with Affiliates



The Portfolio Trust has retained the services of DFM as Manager. DFM retains overall responsibility for supervision of the investment management program for the Portfolio but has delegated the day-to-day management of the investment operations of the Portfolio to an Adviser. As compensation for the services rendered by DFM under the investment management agreement ("Management

Agreement") with the Portfolio Trust with respect to the Portfolio, DFM receives a fee from the Portfolio, which is computed daily and paid monthly, equal to

0.15% of the average daily net assets of the Portfolio on an annualized basis for the Portfolio's then-current fiscal year. DFM has retained the services of

Deutsche Morgan Grenfell Investment Management, Inc. ("DMGIM") as the investment adviser. The adviser is an indirect subsidiary of Deutsche Bank AG. As compensation for its services DMGIM receives a fee paid from DFM which is based on the average daily net assets of the Portfolio.



The Portfolio Trust has retained Federated Services Company as Operations Agent to the Portfolios. As Operations Agent of the Portfolios, Federated Services

Company receives a fee from the Portfolio, which is computed daily and paid monthly, at the annual rate of 0.015% of the average daily net assets of the

Portfolio. If after the first year of operations, the average net assets of the

Portfolio have not reached $325 million, the Operations Agent's fee would be increased to an annual rate of 0.035% of the average daily net assets of the

Portfolio. Federated Services Company is affiliated with Edgewood.



The Portfolio Trust has entered into an administrative agreement with IBT Trust

Company (Cayman) Ltd. ("IBT (Cayman)"). As Administrative Agent of the

Portfolios, IBT (Cayman) receives a fee from the Portfolio, which is computed daily and paid monthly, at the annual rate of 0.025% of the average daily net assets of the Portfolio.





Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal

Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so.



This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning their objective and policies, management fees, expenses and other information.





Directors of the Corporation and

Trustees of the Portfolio Trust



Edward C. Schmults

Robert H. Wadsworth

Werner Walbroel

G. Richard Stamberger

Christian Strenger



Officers of the Corporation



Brian A. Lee

Joseph Cheung

Robert R. Gambee

Laura Weber



Edgewood Services, Inc., Distributor

GO2216-10 (4/98)